Shareholder Report	9 Months Ended	12 Months Ended	16 Months Ended	26 Months Ended	40 Months Ended		44 Months Ended	48 Months Ended	65 Months Ended	68 Months Ended	73 Months Ended	93 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		The UBS Funds
Entity Central Index Key		0000886244
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000205441
Shareholder Report [Line Items]
Fund Name		UBS Engage For Impact Fund
Class Name		Class P
Trading Symbol		UEIPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$94	0.88%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Consumer Staples and Energy contributed positively to performance.

• The individual stock positions that contributed to performance the most were:

     • Micron rose on continued positive sentiment regarding rising demand for High Bandwidth Memory, which is increasingly of interest in the artificial intelligence boom.

     • Sprouts Farmers Market shares rallied on strong first quarter operating results with double-digit growth in gross profit dollars, and an upward revision in full year guidance reflecting a positive outlook.

     • Galp Energia shares traded well following the completion of its first phase of Mopane exploration campaign in Namibia; as the discovery surprised investors to the upside, with maximum flows achieved during well tests.

What didn’t work:

• Stock selection in Consumer Discretionary and Information Technology contributed negatively to performance

• The individual stock positions that negatively impacted performance the most were:

     • Not owning NVIDIA detracted from relative performance as shares rallied on strong revenue, bullish forward guidance and a liquidity-raising stock split. Data centre revenue was up 427% year on year, driven by strong demand for their graphics processing units.

     • Spectris shares were weighed by a recent downgrade in guidance to the bottom end of the expected range, which management attributed to weakness in China and the healthcare sector. We believe the stock is more attractively valued than US peers, therefore giving us conviction in the potential upside in share price.

     • JTOWER shares fell on news competitors KDDI and Softbank are in talks to broaden the scope of their 5G cellular network partnership, which investors interpretated as a sharp close to JTower’s tower co-sharing expansion potential. We believe the infrastructure growth potential to be significant still.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI All Country World Index (net)
10/31/2018	$10,050	$10,154
11/30/2018	$10,170	$10,302
12/31/2018	$9,316	$9,577
1/31/2019	$10,167	$10,333
2/28/2019	$10,547	$10,609
3/31/2019	$10,657	$10,743
4/30/2019	$10,957	$11,105
5/31/2019	$10,067	$10,447
6/30/2019	$10,827	$11,131
7/31/2019	$10,587	$11,163
8/31/2019	$10,367	$10,899
9/30/2019	$10,527	$11,128
10/31/2019	$10,827	$11,432
11/30/2019	$11,177	$11,712
12/31/2019	$11,519	$12,124
1/31/2020	$11,108	$11,990
2/29/2020	$10,347	$11,022
3/31/2020	$8,580	$9,534
4/30/2020	$9,669	$10,555
5/31/2020	$10,224	$11,014
6/30/2020	$10,419	$11,366
7/31/2020	$10,841	$11,967
8/31/2020	$11,416	$12,699
9/30/2020	$11,180	$12,290
10/31/2020	$11,087	$11,991
11/30/2020	$12,752	$13,469
12/31/2020	$13,470	$14,095
1/31/2021	$13,574	$14,031
2/28/2021	$13,895	$14,356
3/31/2021	$14,237	$14,739
4/30/2021	$14,609	$15,383
5/31/2021	$14,827	$15,623
6/30/2021	$14,765	$15,829
7/31/2021	$14,796	$15,938
8/31/2021	$15,417	$16,337
9/30/2021	$14,816	$15,662
10/31/2021	$15,562	$16,461
11/30/2021	$15,096	$16,065
12/31/2021	$15,657	$16,707
1/31/2022	$14,223	$15,887
2/28/2022	$13,698	$15,477
3/31/2022	$13,896	$15,812
4/30/2022	$13,010	$14,546
5/31/2022	$13,104	$14,563
6/30/2022	$11,623	$13,336
7/31/2022	$12,369	$14,267
8/31/2022	$11,903	$13,742
9/30/2022	$10,912	$12,426
10/31/2022	$11,728	$13,176
11/30/2022	$12,731	$14,198
12/31/2022	$12,158	$13,639
1/31/2023	$12,982	$14,617
2/28/2023	$12,617	$14,198
3/31/2023	$12,617	$14,636
4/30/2023	$12,723	$14,846
5/31/2023	$12,381	$14,687
6/30/2023	$13,123	$15,540
7/31/2023	$13,841	$16,109
8/31/2023	$13,546	$15,659
9/30/2023	$12,993	$15,011
10/31/2023	$12,264	$14,560
11/30/2023	$13,240	$15,904
12/31/2023	$14,159	$16,667
1/31/2024	$13,874	$16,765
2/29/2024	$14,656	$17,485
3/31/2024	$15,107	$18,034
4/30/2024	$14,609	$17,439
5/31/2024	$15,035	$18,147
6/30/2024	$14,917	$18,551

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/24/18
Class P	13.67%	6.62%	7.29%
MSCI All Country World Index (net)	19.38%	10.76%	11.49%

Performance Inception Date										Oct. 24, 2018
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265
Holdings Count | Holding	48	48	48	48	48	48	48	48	48	48	48	48
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$51,747,265
# of Portfolio Holdings	48
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	27.4%
Health Care	16.4%
Industrials	13.3%
Consumer Staples	9.8%
Financials	9.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Broadcom, Inc.	4.5%
AstraZeneca PLC (United Kingdom)	4.2
Micron Technology, Inc.	4.2
Alcon, Inc. (Switzerland)	4.0
Danone SA (France)	3.9

Material Fund Change [Text Block]
C000225935
Shareholder Report [Line Items]
Fund Name		UBS Engage For Impact Fund
Class Name		Class P2
Trading Symbol		EIPTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$30	0.28%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Consumer Staples and Energy contributed positively to performance.

• The individual stock positions that contributed to performance the most were:

     • Micron rose on continued positive sentiment regarding rising demand for High Bandwidth Memory, which is increasingly of interest in the artificial intelligence boom.

     • Sprouts Farmers Market shares rallied on strong first quarter operating results with double-digit growth in gross profit dollars, and an upward revision in full year guidance reflecting a positive outlook.

     • Galp Energia shares traded well following the completion of its first phase of Mopane exploration campaign in Namibia; as the discovery surprised investors to the upside, with maximum flows achieved during well tests.

What didn’t work:

• Stock selection in Consumer Discretionary and Information Technology contributed negatively to performance

• The individual stock positions that negatively impacted performance the most were:

     • Not owning NVIDIA detracted from relative performance as shares rallied on strong revenue, bullish forward guidance and a liquidity-raising stock split. Data centre revenue was up 427% year on year, driven by strong demand for their graphics processing units.

     • Spectris shares were weighed by a recent downgrade in guidance to the bottom end of the expected range, which management attributed to weakness in China and the healthcare sector. We believe the stock is more attractively valued than US peers, therefore giving us conviction in the potential upside in share price.

     • JTOWER shares fell on news competitors KDDI and Softbank are in talks to broaden the scope of their 5G cellular network partnership, which investors interpretated as a sharp close to JTower’s tower co-sharing expansion potential. We believe the infrastructure growth potential to be significant still.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P2	MSCI All Country World Index (net)
2/28/2021	$9,839	$9,752
3/31/2021	$10,088	$10,012
4/30/2021	$10,359	$10,450
5/31/2021	$10,521	$10,613
6/30/2021	$10,477	$10,753
7/31/2021	$10,506	$10,827
8/31/2021	$10,953	$11,098
9/30/2021	$10,535	$10,639
10/31/2021	$11,063	$11,182
11/30/2021	$10,740	$10,913
12/31/2021	$11,150	$11,350
1/31/2022	$10,137	$10,792
2/28/2022	$9,763	$10,514
3/31/2022	$9,904	$10,741
4/30/2022	$9,281	$9,881
5/31/2022	$9,356	$9,893
6/30/2022	$8,301	$9,059
7/31/2022	$8,841	$9,692
8/31/2022	$8,508	$9,335
9/30/2022	$7,802	$8,441
10/31/2022	$8,392	$8,951
11/30/2022	$9,115	$9,645
12/31/2022	$8,706	$9,265
1/31/2023	$9,305	$9,930
2/28/2023	$9,052	$9,645
3/31/2023	$9,043	$9,942
4/30/2023	$9,128	$10,085
5/31/2023	$8,892	$9,977
6/30/2023	$9,431	$10,556
7/31/2023	$9,954	$10,943
8/31/2023	$9,743	$10,637
9/30/2023	$9,355	$10,197
10/31/2023	$8,833	$9,891
11/30/2023	$9,541	$10,804
12/31/2023	$10,205	$11,323
1/31/2024	$9,999	$11,389
2/29/2024	$10,573	$11,878
3/31/2024	$10,907	$12,251
4/30/2024	$10,547	$11,846
5/31/2024	$10,864	$12,327
6/30/2024	$10,778	$12,602

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/23/21
Class P2	14.29%	2.26%
MSCI All Country World Index (net)	19.38%	7.15%

Performance Inception Date						Feb. 23, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265	$ 51,747,265
Holdings Count | Holding	48	48	48	48	48	48	48	48	48	48	48	48
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$51,747,265
# of Portfolio Holdings	48
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	27.4%
Health Care	16.4%
Industrials	13.3%
Consumer Staples	9.8%
Financials	9.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Broadcom, Inc.	4.5%
AstraZeneca PLC (United Kingdom)	4.2
Micron Technology, Inc.	4.2
Alcon, Inc. (Switzerland)	4.0
Danone SA (France)	3.9

Material Fund Change [Text Block]
C000008182
Shareholder Report [Line Items]
Fund Name		UBS Global Allocation Fund
Class Name		Class A
Trading Symbol		BNGLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.21%

Expenses Paid, Amount		$ 127
Expense Ratio, Percent		1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

Asset allocation:

• In October 2023, the yield on 10-year US Treasury bonds reached 5%, but by the end of the reporting period, yields had declined about 1%. As a result, the fund’s slight underweight duration relative to the Fund’s secondary benchmark index, a blend of 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD), hurt performance.

• From an asset class perspective, the largest detractor has been in foreign currency exposure. Our overweight positions in Japanese yen and Brazilian real were our largest detractors to performance. Additionally, within US equities our positioning has detracted from overall performance due to opportunistic positions in US small-cap and mid-cap stocks which underperformed large-cap equities.

• With respect to our tactical asset allocation decisions, an overweight in the EURO STOXX Banks sector was the largest contributor.

Bottom-up security selection:

Security selection in US large-cap value, emerging markets equity, international equity, China equity, and US securitized fixed income strategies detracted from performance. Meanwhile, security selection within US large-cap growth, intermediate investment grade fixed income, global government fixed income, and below-investment grade fixed income contributed to performance.

We use derivatives extensively for capital management, risk management, and expressing asset allocation views. We utilize various futures which include equity regional, equity style, fixed income regional in both government and corporate credit. Futures are sometimes used to manage overall regional exposure while increasing exposure to active managers. We also utilize futures to gain exposure to asset classes when limited by our max allocation to external ETFs by SEC rules.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	MSCI All Country World Index (net)	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	FTSE World Government Bond Index (Hedged in USD)
6/30/2014	$9,452	$10,000	$10,000	$10,000
7/31/2014	$9,409	$9,879	$9,943	$10,040
8/31/2014	$9,572	$10,097	$10,128	$10,173
9/30/2014	$9,443	$9,770	$9,923	$10,153
10/31/2014	$9,486	$9,838	$9,991	$10,221
11/30/2014	$9,675	$10,003	$10,137	$10,338
12/31/2014	$9,546	$9,810	$10,054	$10,426
1/31/2015	$9,538	$9,656	$10,042	$10,638
2/28/2015	$9,846	$10,194	$10,347	$10,558
3/31/2015	$9,769	$10,036	$10,282	$10,638
4/30/2015	$9,795	$10,327	$10,430	$10,556
5/31/2015	$9,820	$10,314	$10,395	$10,490
6/30/2015	$9,649	$10,071	$10,195	$10,354
7/31/2015	$9,769	$10,158	$10,300	$10,486
8/31/2015	$9,315	$9,462	$9,869	$10,468
9/30/2015	$8,998	$9,119	$9,686	$10,553
10/31/2015	$9,606	$9,835	$10,153	$10,581
11/30/2015	$9,632	$9,754	$10,105	$10,586
12/31/2015	$9,360	$9,578	$9,986	$10,561
1/31/2016	$8,956	$9,000	$9,705	$10,774
2/29/2016	$8,798	$8,938	$9,713	$10,907
3/31/2016	$9,149	$9,601	$10,165	$10,964
4/30/2016	$9,228	$9,742	$10,248	$10,945
5/31/2016	$9,299	$9,755	$10,280	$11,010
6/30/2016	$9,185	$9,696	$10,340	$11,270
7/31/2016	$9,457	$10,114	$10,622	$11,310
8/31/2016	$9,527	$10,148	$10,629	$11,273
9/30/2016	$9,606	$10,210	$10,666	$11,266
10/31/2016	$9,483	$10,036	$10,502	$11,120
11/30/2016	$9,378	$10,113	$10,480	$10,935
12/31/2016	$9,490	$10,331	$10,624	$10,957
1/31/2017	$9,670	$10,614	$10,766	$10,874
2/28/2017	$9,849	$10,911	$10,985	$10,970
3/31/2017	$10,010	$11,045	$11,061	$10,957
4/30/2017	$10,154	$11,217	$11,194	$11,029
5/31/2017	$10,342	$11,465	$11,365	$11,086
6/30/2017	$10,333	$11,517	$11,379	$11,045
7/31/2017	$10,558	$11,839	$11,579	$11,068
8/31/2017	$10,674	$11,884	$11,653	$11,180
9/30/2017	$10,728	$12,114	$11,759	$11,110
10/31/2017	$10,890	$12,365	$11,926	$11,160
11/30/2017	$11,024	$12,605	$12,077	$11,187
12/31/2017	$11,070	$12,808	$12,195	$11,192
1/31/2018	$11,425	$13,530	$12,575	$11,115
2/28/2018	$11,134	$12,962	$12,260	$11,121
3/31/2018	$11,098	$12,685	$12,163	$11,258
4/30/2018	$11,070	$12,806	$12,214	$11,213
5/31/2018	$11,079	$12,822	$12,233	$11,236
6/30/2018	$10,988	$12,752	$12,212	$11,279
7/31/2018	$11,179	$13,137	$12,422	$11,254
8/31/2018	$11,152	$13,240	$12,486	$11,267
9/30/2018	$11,179	$13,298	$12,496	$11,216
10/31/2018	$10,497	$12,301	$11,934	$11,216
11/30/2018	$10,615	$12,481	$12,072	$11,293
12/31/2018	$10,215	$11,602	$11,643	$11,483
1/31/2019	$10,834	$12,518	$12,236	$11,585
2/28/2019	$10,979	$12,853	$12,428	$11,576
3/31/2019	$11,125	$13,015	$12,617	$11,797
4/30/2019	$11,389	$13,454	$12,864	$11,777
5/31/2019	$10,952	$12,656	$12,499	$11,989
6/30/2019	$11,425	$13,485	$13,062	$12,161
7/31/2019	$11,425	$13,524	$13,126	$12,256
8/31/2019	$11,325	$13,203	$13,090	$12,610
9/30/2019	$11,425	$13,481	$13,224	$12,535
10/31/2019	$11,671	$13,850	$13,419	$12,481
11/30/2019	$11,853	$14,188	$13,594	$12,431
12/31/2019	$12,129	$14,688	$13,848	$12,355
1/31/2020	$12,080	$14,526	$13,881	$12,634
2/29/2020	$11,496	$13,352	$13,297	$12,836
3/31/2020	$10,307	$11,550	$12,224	$12,845
4/30/2020	$11,028	$12,787	$13,054	$12,961
5/31/2020	$11,350	$13,343	$13,387	$12,944
6/30/2020	$11,515	$13,769	$13,660	$12,982
7/31/2020	$12,022	$14,498	$14,148	$13,111
8/31/2020	$12,392	$15,385	$14,610	$12,977
9/30/2020	$12,139	$14,889	$14,371	$13,075
10/31/2020	$12,012	$14,527	$14,158	$13,067
11/30/2020	$13,210	$16,318	$15,215	$13,092
12/31/2020	$13,778	$17,075	$15,648	$13,109
1/31/2021	$13,679	$16,998	$15,558	$13,012
2/28/2021	$13,847	$17,391	$15,640	$12,730
3/31/2021	$14,026	$17,856	$15,878	$12,706
4/30/2021	$14,342	$18,637	$16,296	$12,707
5/31/2021	$14,501	$18,927	$16,460	$12,730
6/30/2021	$14,461	$19,176	$16,626	$12,800
7/31/2021	$14,451	$19,308	$16,794	$12,991
8/31/2021	$14,679	$19,791	$17,026	$12,952
9/30/2021	$14,372	$18,974	$16,523	$12,798
10/31/2021	$14,778	$19,942	$17,017	$12,774
11/30/2021	$14,402	$19,462	$16,852	$12,926
12/31/2021	$14,872	$20,241	$17,195	$12,809
1/31/2022	$14,386	$19,247	$16,587	$12,619
2/28/2022	$14,042	$18,749	$16,253	$12,473
3/31/2022	$14,018	$19,156	$16,319	$12,195
4/30/2022	$13,188	$17,622	$15,359	$11,865
5/31/2022	$13,283	$17,643	$15,328	$11,785
6/30/2022	$12,429	$16,156	$14,480	$11,646
7/31/2022	$12,844	$17,284	$15,223	$11,919
8/31/2022	$12,453	$16,648	$14,704	$11,561
9/30/2022	$11,729	$15,054	$13,675	$11,199
10/31/2022	$12,121	$15,962	$14,151	$11,159
11/30/2022	$12,642	$17,200	$14,930	$11,398
12/31/2022	$12,345	$16,524	$14,454	$11,161
1/31/2023	$12,991	$17,708	$15,206	$11,413
2/28/2023	$12,581	$17,200	$14,848	$11,232
3/31/2023	$12,531	$17,731	$15,283	$11,535
4/30/2023	$12,581	$17,986	$15,436	$11,575
5/31/2023	$12,432	$17,793	$15,309	$11,523
6/30/2023	$12,904	$18,826	$15,826	$11,493
7/31/2023	$13,240	$19,515	$16,154	$11,457
8/31/2023	$12,954	$18,970	$15,873	$11,439
9/30/2023	$12,456	$18,186	$15,361	$11,226
10/31/2023	$12,108	$17,639	$15,047	$11,159
11/30/2023	$12,904	$19,267	$16,072	$11,514
12/31/2023	$13,508	$20,192	$16,738	$11,878
1/31/2024	$13,419	$20,311	$16,775	$11,839
2/29/2024	$13,724	$21,182	$17,158	$11,752
3/31/2024	$14,093	$21,847	$17,534	$11,842
4/30/2024	$13,635	$21,126	$17,071	$11,647
5/31/2024	$14,093	$21,984	$17,527	$11,715
6/30/2024	$14,131	$22,474	$17,818	$11,810

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	9.51%	4.34%	4.10%
Class A with Load	3.52%	3.17%	3.52%
MSCI All Country World Index (net)	19.38%	10.76%	8.43%
60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	12.58%	6.41%	5.95%
FTSE World Government Bond Index (Hedged in USD)	2.75%	(0.58%)	1.68%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343
Holdings Count | Holding	330	330	330	330	330	330	330	330	330	330	330	330
Advisory Fees Paid, Amount		$ 758,956
InvestmentCompanyPortfolioTurnover		82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$153,472,343
# of Portfolio Holdings	330
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$758,956

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Investment companies	29.5%
Common stocks	28.2%
Corporate bonds	10.3%
Exchange traded funds	7.7%
Short-Term Investments	7.3%

Largest Holdings [Text Block]

Top 5 Holdings (%)

PACE International Equity Investments, Class P2	9.4%
UBS Emerging Markets Equity Opportunity Fund, Class P2	6.4
PACE International Emerging Markets Equity Investments, Class P2	6.4
PACE High Yield Investments, Class P2	5.9
SPDR Portfolio High Yield Bond ETF	4.6

Material Fund Change [Text Block]
C000008185
Shareholder Report [Line Items]
Fund Name		UBS Global Allocation Fund
Class Name		Class P
Trading Symbol		BPGLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$101	0.96%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

Asset allocation:

• In October 2023, the yield on 10-year US Treasury bonds reached 5%, but by the end of the reporting period, yields had declined about 1%. As a result, the fund’s slight underweight duration relative to the Fund’s secondary benchmark index, a blend of 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD), hurt performance.

• From an asset class perspective, the largest detractor has been in foreign currency exposure. Our overweight positions in Japanese yen and Brazilian real were our largest detractors to performance. Additionally, within US equities our positioning has detracted from overall performance due to opportunistic positions in US small-cap and mid-cap stocks which underperformed large-cap equities.

• With respect to our tactical asset allocation decisions, an overweight in the EURO STOXX Banks sector was the largest contributor.

Bottom-up security selection:

Security selection in US large-cap value, emerging markets equity, international equity, China equity, and US securitized fixed income strategies detracted from performance. Meanwhile, security selection within US large-cap growth, intermediate investment grade fixed income, global government fixed income, and below-investment grade fixed income contributed to performance.

We use derivatives extensively for capital management, risk management, and expressing asset allocation views. We utilize various futures which include equity regional, equity style, fixed income regional in both government and corporate credit. Futures are sometimes used to manage overall regional exposure while increasing exposure to active managers. We also utilize futures to gain exposure to asset classes when limited by our max allocation to external ETFs by SEC rules.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI All Country World Index (net)	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	FTSE World Government Bond Index (Hedged in USD)
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,956	$9,879	$9,943	$10,040
8/31/2014	$10,124	$10,097	$10,128	$10,173
9/30/2014	$10,000	$9,770	$9,923	$10,153
10/31/2014	$10,044	$9,838	$9,991	$10,221
11/30/2014	$10,249	$10,003	$10,137	$10,338
12/31/2014	$10,116	$9,810	$10,054	$10,426
1/31/2015	$10,107	$9,656	$10,042	$10,638
2/28/2015	$10,436	$10,194	$10,347	$10,558
3/31/2015	$10,356	$10,036	$10,282	$10,638
4/30/2015	$10,382	$10,327	$10,430	$10,556
5/31/2015	$10,418	$10,314	$10,395	$10,490
6/30/2015	$10,231	$10,071	$10,195	$10,354
7/31/2015	$10,364	$10,158	$10,300	$10,486
8/31/2015	$9,884	$9,462	$9,869	$10,468
9/30/2015	$9,556	$9,119	$9,686	$10,553
10/31/2015	$10,204	$9,835	$10,153	$10,581
11/30/2015	$10,231	$9,754	$10,105	$10,586
12/31/2015	$9,944	$9,578	$9,986	$10,561
1/31/2016	$9,524	$9,000	$9,705	$10,774
2/29/2016	$9,350	$8,938	$9,713	$10,907
3/31/2016	$9,725	$9,601	$10,165	$10,964
4/30/2016	$9,807	$9,742	$10,248	$10,945
5/31/2016	$9,889	$9,755	$10,280	$11,010
6/30/2016	$9,770	$9,696	$10,340	$11,270
7/31/2016	$10,054	$10,114	$10,622	$11,310
8/31/2016	$10,136	$10,148	$10,629	$11,273
9/30/2016	$10,227	$10,210	$10,666	$11,266
10/31/2016	$10,090	$10,036	$10,502	$11,120
11/30/2016	$9,981	$10,113	$10,480	$10,935
12/31/2016	$10,100	$10,331	$10,624	$10,957
1/31/2017	$10,296	$10,614	$10,766	$10,874
2/28/2017	$10,493	$10,911	$10,985	$10,970
3/31/2017	$10,661	$11,045	$11,061	$10,957
4/30/2017	$10,820	$11,217	$11,194	$11,029
5/31/2017	$11,026	$11,465	$11,365	$11,086
6/30/2017	$11,026	$11,517	$11,379	$11,045
7/31/2017	$11,260	$11,839	$11,579	$11,068
8/31/2017	$11,382	$11,884	$11,653	$11,180
9/30/2017	$11,438	$12,114	$11,759	$11,110
10/31/2017	$11,625	$12,365	$11,926	$11,160
11/30/2017	$11,766	$12,605	$12,077	$11,187
12/31/2017	$11,826	$12,808	$12,195	$11,192
1/31/2018	$12,206	$13,530	$12,575	$11,115
2/28/2018	$11,892	$12,962	$12,260	$11,121
3/31/2018	$11,854	$12,685	$12,163	$11,258
4/30/2018	$11,826	$12,806	$12,214	$11,213
5/31/2018	$11,835	$12,822	$12,233	$11,236
6/30/2018	$11,750	$12,752	$12,212	$11,279
7/31/2018	$11,959	$13,137	$12,422	$11,254
8/31/2018	$11,921	$13,240	$12,486	$11,267
9/30/2018	$11,959	$13,298	$12,496	$11,216
10/31/2018	$11,236	$12,301	$11,934	$11,216
11/30/2018	$11,359	$12,481	$12,072	$11,293
12/31/2018	$10,931	$11,602	$11,643	$11,483
1/31/2019	$11,588	$12,518	$12,236	$11,585
2/28/2019	$11,759	$12,853	$12,428	$11,576
3/31/2019	$11,911	$13,015	$12,617	$11,797
4/30/2019	$12,197	$13,454	$12,864	$11,777
5/31/2019	$11,731	$12,656	$12,499	$11,989
6/30/2019	$12,244	$13,485	$13,062	$12,161
7/31/2019	$12,244	$13,524	$13,126	$12,256
8/31/2019	$12,140	$13,203	$13,090	$12,610
9/30/2019	$12,244	$13,481	$13,224	$12,535
10/31/2019	$12,511	$13,850	$13,419	$12,481
11/30/2019	$12,710	$14,188	$13,594	$12,431
12/31/2019	$13,012	$14,688	$13,848	$12,355
1/31/2020	$12,961	$14,526	$13,881	$12,634
2/29/2020	$12,339	$13,352	$13,297	$12,836
3/31/2020	$11,064	$11,550	$12,224	$12,845
4/30/2020	$11,839	$12,787	$13,054	$12,961
5/31/2020	$12,186	$13,343	$13,387	$12,944
6/30/2020	$12,369	$13,769	$13,660	$12,982
7/31/2020	$12,910	$14,498	$14,148	$13,111
8/31/2020	$13,307	$15,385	$14,610	$12,977
9/30/2020	$13,042	$14,889	$14,371	$13,075
10/31/2020	$12,910	$14,527	$14,158	$13,067
11/30/2020	$14,195	$16,318	$15,215	$13,092
12/31/2020	$14,813	$17,075	$15,648	$13,109
1/31/2021	$14,709	$16,998	$15,558	$13,012
2/28/2021	$14,885	$17,391	$15,640	$12,730
3/31/2021	$15,093	$17,856	$15,878	$12,706
4/30/2021	$15,435	$18,637	$16,296	$12,707
5/31/2021	$15,601	$18,927	$16,460	$12,730
6/30/2021	$15,570	$19,176	$16,626	$12,800
7/31/2021	$15,560	$19,308	$16,794	$12,991
8/31/2021	$15,809	$19,791	$17,026	$12,952
9/30/2021	$15,477	$18,974	$16,523	$12,798
10/31/2021	$15,923	$19,942	$17,017	$12,774
11/30/2021	$15,518	$19,462	$16,852	$12,926
12/31/2021	$16,031	$20,241	$17,195	$12,809
1/31/2022	$15,510	$19,247	$16,587	$12,619
2/28/2022	$15,138	$18,749	$16,253	$12,473
3/31/2022	$15,125	$19,156	$16,319	$12,195
4/30/2022	$14,219	$17,622	$15,359	$11,865
5/31/2022	$14,331	$17,643	$15,328	$11,785
6/30/2022	$13,425	$16,156	$14,480	$11,646
7/31/2022	$13,872	$17,284	$15,223	$11,919
8/31/2022	$13,450	$16,648	$14,704	$11,561
9/30/2022	$12,668	$15,054	$13,675	$11,199
10/31/2022	$13,090	$15,962	$14,151	$11,159
11/30/2022	$13,661	$17,200	$14,930	$11,398
12/31/2022	$13,337	$16,524	$14,454	$11,161
1/31/2023	$14,038	$17,708	$15,206	$11,413
2/28/2023	$13,610	$17,200	$14,848	$11,232
3/31/2023	$13,545	$17,731	$15,283	$11,535
4/30/2023	$13,597	$17,986	$15,436	$11,575
5/31/2023	$13,441	$17,793	$15,309	$11,523
6/30/2023	$13,960	$18,826	$15,826	$11,493
7/31/2023	$14,324	$19,515	$16,154	$11,457
8/31/2023	$14,012	$18,970	$15,873	$11,439
9/30/2023	$13,493	$18,186	$15,361	$11,226
10/31/2023	$13,116	$17,639	$15,047	$11,159
11/30/2023	$13,973	$19,267	$16,072	$11,514
12/31/2023	$14,629	$20,192	$16,738	$11,878
1/31/2024	$14,536	$20,311	$16,775	$11,839
2/29/2024	$14,881	$21,182	$17,158	$11,752
3/31/2024	$15,267	$21,847	$17,534	$11,842
4/30/2024	$14,788	$21,126	$17,071	$11,647
5/31/2024	$15,294	$21,984	$17,527	$11,715
6/30/2024	$15,320	$22,474	$17,818	$11,810

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	9.74%	4.58%	4.36%
MSCI All Country World Index (net)	19.38%	10.76%	8.43%
60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	12.58%	6.41%	5.95%
FTSE World Government Bond Index (Hedged in USD)	2.75%	(0.58%)	1.68%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343	$ 153,472,343
Holdings Count | Holding	330	330	330	330	330	330	330	330	330	330	330	330
Advisory Fees Paid, Amount		$ 758,956
InvestmentCompanyPortfolioTurnover		82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$153,472,343
# of Portfolio Holdings	330
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$758,956

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Investment companies	29.5%
Common stocks	28.2%
Corporate bonds	10.3%
Exchange traded funds	7.7%
Short-Term Investments	7.3%

Largest Holdings [Text Block]

Top 5 Holdings (%)

PACE International Equity Investments, Class P2	9.4%
UBS Emerging Markets Equity Opportunity Fund, Class P2	6.4
PACE International Emerging Markets Equity Investments, Class P2	6.4
PACE High Yield Investments, Class P2	5.9
SPDR Portfolio High Yield Bond ETF	4.6

Material Fund Change [Text Block]
C000220414
Shareholder Report [Line Items]
Fund Name		UBS US Dividend Ruler Fund
Class Name		Class P
Trading Symbol		DVRUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$55	0.51%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within the financials, materials, and energy sectors were additive to performance

• Within sectors, the portfolio’s overweight to technology and underweight to consumer discretionary were positive performance contributors.

• Several holdings were beneficial for absolute performance, including:

     • Broadcom’s shares rallied given its growing exposure to artificial intelligence infrastructure

     • While artificial intelligence adoption remains in its early days, Microsoft appears to be a leader in monetizing its vast amount of data across its Office platform and leading Azure cloud offering.

     • Shares of Taiwan Semiconductor ADR rallied amid robust artificial intelligence datacenter demand from key customers such as NVIDIA.

What didn't work:

• Stock selection within industrials and consumer discretionary were the largest relative detractors.

• Within sectors, the portfolio’s underweight to communication services was the largest detractor.

• Several holdings weighed on absolute performance, including:

     • Shares of RTX slid amid issues with its geared turbofan engines. The associated cost of grounding the impacted planes, including actual repairs and remediation to customers, led management to cut its free cash flow guidance for 2024.

     • Starbucks shares fell due to declining same stores sales. The company blamed softer “occasional visitor” traffic and social media disinformation tied to its stance on the Middle East conflict.

     • Shares of UPS lagged due to weak parcel volumes and elevated labor costs. Looking forward, volumes appear to be near trough levels. Margins should also begin to rebound driven by greater mix of more profitable segments such as healthcare and small and medium-sized businesses, and lessening labor costs headwinds.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	S&P 500 Index
7/31/2020	$10,270	$10,385
8/31/2020	$10,670	$11,131
9/30/2020	$10,440	$10,708
10/31/2020	$10,040	$10,423
11/30/2020	$11,200	$11,564
12/31/2020	$11,534	$12,009
1/31/2021	$11,272	$11,888
2/28/2021	$11,574	$12,215
3/31/2021	$12,281	$12,750
4/30/2021	$12,694	$13,431
5/31/2021	$12,937	$13,525
6/30/2021	$12,937	$13,840
7/31/2021	$13,189	$14,169
8/31/2021	$13,431	$14,600
9/30/2021	$12,906	$13,921
10/31/2021	$13,703	$14,896
11/30/2021	$13,401	$14,793
12/31/2021	$14,221	$15,456
1/31/2022	$13,660	$14,656
2/28/2022	$13,400	$14,218
3/31/2022	$13,764	$14,745
4/30/2022	$12,912	$13,460
5/31/2022	$13,120	$13,484
6/30/2022	$12,289	$12,371
7/31/2022	$12,995	$13,512
8/31/2022	$12,611	$12,961
9/30/2022	$11,603	$11,767
10/31/2022	$12,652	$12,720
11/30/2022	$13,681	$13,431
12/31/2022	$13,236	$12,657
1/31/2023	$13,439	$13,452
2/28/2023	$13,098	$13,124
3/31/2023	$13,545	$13,606
4/30/2023	$13,843	$13,818
5/31/2023	$13,566	$13,878
6/30/2023	$14,205	$14,795
7/31/2023	$14,578	$15,271
8/31/2023	$14,216	$15,027
9/30/2023	$13,588	$14,311
10/31/2023	$13,417	$14,010
11/30/2023	$14,514	$15,289
12/31/2023	$15,031	$15,984
1/31/2024	$15,294	$16,253
2/29/2024	$15,886	$17,121
3/31/2024	$16,291	$17,671
4/30/2024	$15,535	$16,950
5/31/2024	$15,995	$17,790
6/30/2024	$16,664	$18,428

Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/9/20
Class P	17.31%	13.71%
S&P 500 Index	24.56%	16.62%

Performance Inception Date								Jul. 09, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082
Holdings Count | Holding	32	32	32	32	32	32	32	32	32	32	32	32
Advisory Fees Paid, Amount		$ 183,794
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$199,336,082
# of Portfolio Holdings	32
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$183,794

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	34.3%
Financials	15.0%
Industrials	11.9%
Health Care	10.8%
Consumer Discretionary	8.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	11.9%
Broadcom, Inc.	5.7
Oracle Corp.	5.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.5
JPMorgan Chase & Co.	4.4

Material Fund Change [Text Block]
C000241422
Shareholder Report [Line Items]
Fund Name		UBS US Dividend Ruler Fund
Class Name		Class P2
Trading Symbol		DVRPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$17	0.16%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within the financials, materials, and energy sectors were additive to performance

• Within sectors, the portfolio’s overweight to technology and underweight to consumer discretionary were positive performance contributors.

• Several holdings were beneficial for absolute performance, including:

     • Broadcom’s shares rallied given its growing exposure to artificial intelligence infrastructure

     • While artificial intelligence adoption remains in its early days, Microsoft appears to be a leader in monetizing its vast amount of data across its Office platform and leading Azure cloud offering.

     • Shares of Taiwan Semiconductor ADR rallied amid robust artificial intelligence datacenter demand from key customers such as NVIDIA.

What didn't work:

• Stock selection within industrials and consumer discretionary were the largest relative detractors.

• Within sectors, the portfolio’s underweight to communication services was the largest detractor.

• Several holdings weighed on absolute performance, including:

     • Shares of RTX slid amid issues with its geared turbofan engines. The associated cost of grounding the impacted planes, including actual repairs and remediation to customers, led management to cut its free cash flow guidance for 2024.

     • Starbucks shares fell due to declining same stores sales. The company blamed softer “occasional visitor” traffic and social media disinformation tied to its stance on the Middle East conflict.

     • Shares of UPS lagged due to weak parcel volumes and elevated labor costs. Looking forward, volumes appear to be near trough levels. Margins should also begin to rebound driven by greater mix of more profitable segments such as healthcare and small and medium-sized businesses, and lessening labor costs headwinds.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P2	S&P 500 Index
3/31/2023	$10,512	$10,565
4/30/2023	$10,744	$10,730
5/31/2023	$10,529	$10,777
6/30/2023	$11,033	$11,489
7/31/2023	$11,322	$11,858
8/31/2023	$11,050	$11,669
9/30/2023	$10,562	$11,113
10/31/2023	$10,430	$10,879
11/30/2023	$11,289	$11,872
12/31/2023	$11,691	$12,412
1/31/2024	$11,905	$12,620
2/29/2024	$12,366	$13,294
3/31/2024	$12,691	$13,722
4/30/2024	$12,101	$13,162
5/31/2024	$12,460	$13,814
6/30/2024	$12,991	$14,310

Average Annual Return [Table Text Block]
	1 Year	Since Inception 3/15/23
Class P2	17.74%	22.43%
S&P 500 Index	24.56%	31.93%

Performance Inception Date			Mar. 15, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082	$ 199,336,082
Holdings Count | Holding	32	32	32	32	32	32	32	32	32	32	32	32
Advisory Fees Paid, Amount		$ 183,794
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$199,336,082
# of Portfolio Holdings	32
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$183,794

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	34.3%
Financials	15.0%
Industrials	11.9%
Health Care	10.8%
Consumer Discretionary	8.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	11.9%
Broadcom, Inc.	5.7
Oracle Corp.	5.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.5
JPMorgan Chase & Co.	4.4

Material Fund Change [Text Block]
C000212772
Shareholder Report [Line Items]
Fund Name		UBS All China Equity Fund
Class Name		Class P
Trading Symbol		UACPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS All China Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$161	1.70%

Expenses Paid, Amount		$ 161
Expense Ratio, Percent		1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within the consumer staples sector was additive to performance.

• An overweight in the communication services sector and an underweight in the information technology sector was also positive for performance.

• With respect to specific securities, our positioning in China Merchants Bank, NetEase and TAL Education were the main contributors.

What didn’t work:

• Security selection within the financials sector detracted from performance.

• An overweight in the consumer staples and health care sectors also dragged on performance.

• With respect to specific securities, underweighting PDD and overweighting JOINN Laboratories and Yunnan Energy hindered performance.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI China All Shares Index (net)
2/28/2021	$10,000	$9,698
3/31/2021	$9,080	$9,082
4/30/2021	$9,210	$9,292
5/31/2021	$9,160	$9,552
6/30/2021	$8,840	$9,507
7/31/2021	$7,700	$8,449
8/31/2021	$7,460	$8,467
9/30/2021	$7,390	$8,238
10/31/2021	$7,420	$8,467
11/30/2021	$7,160	$8,154
12/31/2021	$7,173	$8,030
1/31/2022	$7,133	$7,602
2/28/2022	$6,639	$7,509
3/31/2022	$6,065	$6,885
4/30/2022	$5,903	$6,453
5/31/2022	$5,954	$6,570
6/30/2022	$6,377	$7,085
7/31/2022	$5,702	$6,513
8/31/2022	$5,460	$6,408
9/30/2022	$4,785	$5,622
10/31/2022	$3,808	$4,862
11/30/2022	$5,108	$5,897
12/31/2022	$5,382	$6,134
1/31/2023	$6,033	$6,812
2/28/2023	$5,362	$6,279
3/31/2023	$5,413	$6,441
4/30/2023	$5,280	$6,192
5/31/2023	$4,782	$5,700
6/30/2023	$4,965	$5,806
7/31/2023	$5,382	$6,328
8/31/2023	$4,884	$5,783
9/30/2023	$4,802	$5,642
10/31/2023	$4,680	$5,428
11/30/2023	$4,782	$5,537
12/31/2023	$4,495	$5,427
1/31/2024	$4,131	$4,887
2/29/2024	$4,433	$5,335
3/31/2024	$4,402	$5,370
4/30/2024	$4,526	$5,625
5/31/2024	$4,568	$5,691
6/30/2024	$4,422	$5,551

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/24/21
Class P	(10.93%)	(21.64%)
MSCI China All Shares Index (net)	(4.39%)	(16.14%)

Performance Inception Date					Feb. 24, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410
Holdings Count | Holding	39	39	39	39	39	39	39	39	39	39	39	39
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$2,765,410
# of Portfolio Holdings	39
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Communication Services	26.5%
Financials	20.6%
Consumer Staples	17.1%
Consumer Discretionary	10.8%
Health Care	10.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

NetEase, Inc. (China)	14.5%
Tencent Holdings Ltd. (China)	11.7
Kweichow Moutai Co. Ltd., Class A (China)	9.5
China Merchants Bank Co. Ltd., Class H (China)	9.1
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4.4

Material Fund Change [Text Block]
C000212770
Shareholder Report [Line Items]
Fund Name		UBS All China Equity Fund
Class Name		Class P2
Trading Symbol		ACPTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS All China Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$86	0.91%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within the consumer staples sector was additive to performance.

• An overweight in the communication services sector and an underweight in the information technology sector was also positive for performance.

• With respect to specific securities, our positioning in China Merchants Bank, NetEase and TAL Education were the main contributors.

What didn’t work:

• Security selection within the financials sector detracted from performance.

• An overweight in the consumer staples and health care sectors also dragged on performance.

• With respect to specific securities, underweighting PDD and overweighting JOINN Laboratories and Yunnan Energy hindered performance.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P2	MSCI China All Shares Index (net)
3/31/2022	$10,000	$10,000
4/30/2022	$10,156	$10,211
5/31/2022	$10,242	$10,397
6/30/2022	$10,969	$11,210
7/31/2022	$9,810	$10,305
8/31/2022	$9,412	$10,139
9/30/2022	$8,253	$8,896
10/31/2022	$6,574	$7,693
11/30/2022	$8,806	$9,332
12/31/2022	$9,299	$9,707
1/31/2023	$10,446	$10,780
2/28/2023	$9,281	$9,936
3/31/2023	$9,369	$10,192
4/30/2023	$9,140	$9,798
5/31/2023	$8,293	$9,019
6/30/2023	$8,611	$9,186
7/31/2023	$9,334	$10,012
8/31/2023	$8,487	$9,150
9/30/2023	$8,346	$8,928
10/31/2023	$8,134	$8,588
11/30/2023	$8,328	$8,761
12/31/2023	$7,837	$8,587
1/31/2024	$7,199	$7,734
2/29/2024	$7,746	$8,442
3/31/2024	$7,673	$8,497
4/30/2024	$7,910	$8,901
5/31/2024	$7,983	$9,005
6/30/2024	$7,746	$8,783

Average Annual Return [Table Text Block]
	1 Year	Since Inception 4/21/22
Class P2	(10.04%)	(11.54%)
MSCI China All Shares Index (net)	(4.39%)	(6.93%)

Performance Inception Date				Apr. 21, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410	$ 2,765,410
Holdings Count | Holding	39	39	39	39	39	39	39	39	39	39	39	39
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$2,765,410
# of Portfolio Holdings	39
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Communication Services	26.5%
Financials	20.6%
Consumer Staples	17.1%
Consumer Discretionary	10.8%
Health Care	10.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

NetEase, Inc. (China)	14.5%
Tencent Holdings Ltd. (China)	11.7
Kweichow Moutai Co. Ltd., Class A (China)	9.5
China Merchants Bank Co. Ltd., Class H (China)	9.1
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4.4

Material Fund Change [Text Block]
C000008502
Shareholder Report [Line Items]
Fund Name		UBS Emerging Markets Equity Opportunity Fund
Class Name		Class P
Trading Symbol		UEMPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$105	1.00%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, stock selection within Consumer Discretionary and Information Technology added value

• On a stock level PDD, SK Hynix, and Mediatek were among the top contributors

• The Fund's holding in PDD (China, Consumer Discretionary) was the top contributor to results over the reporting period. PDD has been reporting better-than-expected results for the past few quarters. The company has been seeing strong revenue growth underpinned by higher market share gain, as well as improvement in profitability.

• The Fund’s position in SK Hynix (South Korea, Information Technology) was also additive for returns. SK Hynix outperformed with strong demand expectations for High Bandwidth Memory, spurred by Nvidia’s strong guidance that reflected robust demand for artificial intelligence.

What didn’t work:

• On a sector level, stock selection within Financials and Consumer Staples detracted

• On a stock level China Mengniu, Samsung SDI and Ping An Insurance were among the main detractors

• The Fund’s position in China Mengniu (China, Consumer Discretionary) was a headwind for returns. The stock underperformed amid concerns about weak consumption and dairy demand. In addition, weakening raw milk prices added to pricing pressure and raised risks of milk powder inventory write-down. The unexpected change in CEO also caused concerns on the company’s strategy.

• The Fund's position in Samsung SDI (Korea, Materials) also contributed negatively to performance. The stock underperformed on concerns about slowdown in electric vehicle demand and its effect on the supply chain.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI Emerging Markets Index (net)
1/31/2019	$10,000	$10,000
2/28/2019	$10,045	$10,022
3/31/2019	$10,336	$10,107
4/30/2019	$10,561	$10,319
5/31/2019	$9,697	$9,571
6/30/2019	$10,404	$10,168
7/31/2019	$10,135	$10,044
8/31/2019	$9,821	$9,554
9/30/2019	$10,034	$9,736
10/31/2019	$10,572	$10,147
11/30/2019	$10,549	$10,133
12/31/2019	$11,410	$10,889
1/31/2020	$10,963	$10,381
2/29/2020	$10,561	$9,834
3/31/2020	$8,747	$8,319
4/30/2020	$9,470	$9,081
5/31/2020	$9,757	$9,151
6/30/2020	$10,595	$9,823
7/31/2020	$11,582	$10,701
8/31/2020	$11,755	$10,938
9/30/2020	$11,548	$10,762
10/31/2020	$11,915	$10,984
11/30/2020	$13,178	$12,000
12/31/2020	$14,125	$12,882
1/31/2021	$14,577	$13,277
2/28/2021	$14,601	$13,379
3/31/2021	$14,172	$13,177
4/30/2021	$14,346	$13,505
5/31/2021	$14,322	$13,818
6/30/2021	$14,357	$13,842
7/31/2021	$13,245	$12,910
8/31/2021	$13,569	$13,248
9/30/2021	$13,025	$12,722
10/31/2021	$13,256	$12,847
11/30/2021	$12,503	$12,323
12/31/2021	$12,716	$12,555
1/31/2022	$12,638	$12,317
2/28/2022	$11,788	$11,949
3/31/2022	$11,002	$11,679
4/30/2022	$10,397	$11,029
5/31/2022	$10,551	$11,078
6/30/2022	$9,804	$10,342
7/31/2022	$9,701	$10,316
8/31/2022	$9,688	$10,359
9/30/2022	$8,786	$9,145
10/31/2022	$8,400	$8,861
11/30/2022	$9,791	$10,175
12/31/2022	$9,409	$10,032
1/31/2023	$10,319	$10,824
2/28/2023	$9,489	$10,123
3/31/2023	$9,647	$10,429
4/30/2023	$9,436	$10,311
5/31/2023	$9,330	$10,138
6/30/2023	$9,726	$10,523
7/31/2023	$10,266	$11,178
8/31/2023	$9,660	$10,489
9/30/2023	$9,357	$10,215
10/31/2023	$9,054	$9,818
11/30/2023	$9,923	$10,604
12/31/2023	$10,179	$11,018
1/31/2024	$9,693	$10,507
2/29/2024	$9,950	$11,006
3/31/2024	$10,260	$11,279
4/30/2024	$10,327	$11,330
5/31/2024	$10,475	$11,394
6/30/2024	$10,772	$11,843

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 1/31/19
Class P	10.76%	0.70%	1.38%
MSCI Emerging Markets Index (net)	12.55%	3.10%	3.18%

Performance Inception Date									Jan. 31, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131
Holdings Count | Holding	37	37	37	37	37	37	37	37	37	37	37	37
Advisory Fees Paid, Amount		$ 652,074
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$459,208,131
# of Portfolio Holdings	37
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$652,074

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	27.7%
Financials	25.5%
Consumer Discretionary	16.2%
Energy	9.1%
Communication Services	8.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	10.1%
Samsung Electronics Co. Ltd. (South Korea)	7.6
Tencent Holdings Ltd. (China)	6.9
Reliance Industries Ltd. (India)	4.8
HDFC Bank Ltd. (India)	4.4

Material Fund Change [Text Block]
C000200986
Shareholder Report [Line Items]
Fund Name		UBS Emerging Markets Equity Opportunity Fund
Class Name		Class P2
Trading Symbol		EMPTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$26	0.25%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, stock selection within Consumer Discretionary and Information Technology added value

• On a stock level PDD, SK Hynix, and Mediatek were among the top contributors

• The Fund's holding in PDD (China, Consumer Discretionary) was the top contributor to results over the reporting period. PDD has been reporting better-than-expected results for the past few quarters. The company has been seeing strong revenue growth underpinned by higher market share gain, as well as improvement in profitability.

• The Fund’s position in SK Hynix (South Korea, Information Technology) was also additive for returns. SK Hynix outperformed with strong demand expectations for High Bandwidth Memory, spurred by Nvidia’s strong guidance that reflected robust demand for artificial intelligence.

What didn’t work:

• On a sector level, stock selection within Financials and Consumer Staples detracted

• On a stock level China Mengniu, Samsung SDI and Ping An Insurance were among the main detractors

• The Fund’s position in China Mengniu (China, Consumer Discretionary) was a headwind for returns. The stock underperformed amid concerns about weak consumption and dairy demand. In addition, weakening raw milk prices added to pricing pressure and raised risks of milk powder inventory write-down. The unexpected change in CEO also caused concerns on the company’s strategy.

• The Fund's position in Samsung SDI (Korea, Materials) also contributed negatively to performance. The stock underperformed on concerns about slowdown in electric vehicle demand and its effect on the supply chain.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P2	MSCI Emerging Markets Index (net)
6/30/2018	$9,410	$9,365
7/31/2018	$9,400	$9,570
8/31/2018	$9,150	$9,312
9/30/2018	$9,010	$9,262
10/31/2018	$8,090	$8,456
11/30/2018	$8,430	$8,804
12/31/2018	$8,159	$8,571
1/31/2019	$8,974	$9,321
2/28/2019	$9,024	$9,342
3/31/2019	$9,286	$9,421
4/30/2019	$9,497	$9,619
5/31/2019	$8,733	$8,921
6/30/2019	$9,366	$9,478
7/31/2019	$9,135	$9,362
8/31/2019	$8,853	$8,906
9/30/2019	$9,055	$9,076
10/31/2019	$9,548	$9,458
11/30/2019	$9,538	$9,445
12/31/2019	$10,319	$10,150
1/31/2020	$9,926	$9,677
2/29/2020	$9,564	$9,166
3/31/2020	$7,920	$7,755
4/30/2020	$8,582	$8,465
5/31/2020	$8,851	$8,530
6/30/2020	$9,616	$9,157
7/31/2020	$10,526	$9,975
8/31/2020	$10,681	$10,195
9/30/2020	$10,505	$10,032
10/31/2020	$10,846	$10,239
11/30/2020	$12,005	$11,186
12/31/2020	$12,879	$12,008
1/31/2021	$13,299	$12,376
2/28/2021	$13,331	$12,471
3/31/2021	$12,953	$12,282
4/30/2021	$13,110	$12,588
5/31/2021	$13,100	$12,880
6/30/2021	$13,142	$12,902
7/31/2021	$12,144	$12,034
8/31/2021	$12,449	$12,349
9/30/2021	$11,956	$11,858
10/31/2021	$12,176	$11,975
11/30/2021	$11,483	$11,487
12/31/2021	$11,696	$11,703
1/31/2022	$11,625	$11,481
2/28/2022	$10,859	$11,138
3/31/2022	$10,140	$10,886
4/30/2022	$9,598	$10,281
5/31/2022	$9,739	$10,326
6/30/2022	$9,055	$9,640
7/31/2022	$8,973	$9,616
8/31/2022	$8,961	$9,656
9/30/2022	$8,124	$8,524
10/31/2022	$7,782	$8,260
11/30/2022	$9,067	$9,485
12/31/2022	$8,727	$9,351
1/31/2023	$9,571	$10,090
2/28/2023	$8,800	$9,436
3/31/2023	$8,971	$9,721
4/30/2023	$8,763	$9,611
5/31/2023	$8,678	$9,450
6/30/2023	$9,057	$9,809
7/31/2023	$9,559	$10,419
8/31/2023	$9,008	$9,777
9/30/2023	$8,727	$9,522
10/31/2023	$8,445	$9,152
11/30/2023	$9,265	$9,884
12/31/2023	$9,506	$10,271
1/31/2024	$9,063	$9,794
2/29/2024	$9,316	$10,260
3/31/2024	$9,607	$10,514
4/30/2024	$9,670	$10,561
5/31/2024	$9,822	$10,620
6/30/2024	$10,100	$11,039

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/4/18
Class P2	11.51%	1.52%	0.16%
MSCI Emerging Markets Index (net)	12.55%	3.10%	1.64%

Performance Inception Date											Jun. 04, 2018
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131	$ 459,208,131
Holdings Count | Holding	37	37	37	37	37	37	37	37	37	37	37	37
Advisory Fees Paid, Amount		$ 652,074
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$459,208,131
# of Portfolio Holdings	37
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$652,074

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	27.7%
Financials	25.5%
Consumer Discretionary	16.2%
Energy	9.1%
Communication Services	8.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	10.1%
Samsung Electronics Co. Ltd. (South Korea)	7.6
Tencent Holdings Ltd. (China)	6.9
Reliance Industries Ltd. (India)	4.8
HDFC Bank Ltd. (India)	4.4

Material Fund Change [Text Block]
C000008186
Shareholder Report [Line Items]
Fund Name		UBS International Sustainable Equity Fund
Class Name		Class A
Trading Symbol		BNIEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.26%

Expenses Paid, Amount		$ 131
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Information Technology and Consumer Staples contributed positively to performance over the reporting period.

• Several individual stock positions were positive for performance during the 12-month period. The largest contributors were:

• Taiwan Semiconductor Manufacturing shares climbed after the company surprised to the upside on net profits due to strong growth in shipments for their high-performance computing chips used to power generative artificial intelligence.

• Banco Sabadell shares jumped after reporting strong net profit in the first quarter on the back of higher-than-expected interest rates. The company is now forecasting continued growth in lending income for the remainder of 2024.

• SK Hynix shares rallied after the company posted its fastest pace of revenue growth since 2010 and announced plans to expand the capacity of its highly differentiated chips.

What didn’t work:

• Stock selection in Materials and Energy contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

• Not owning Novo Nordisk contributed negatively to relative performance after the company reported a 37% year-over-year increase in sales, of which 55% were from diabetes and weight loss drugs. The company also bounced after an early-stage drug trial found that an oral version of amycretic can lead to significant weight loss.

• Spectris shares were weighed by a recent downgrade in guidance to the bottom end of the expected range, which management attributed to weakness in China and the healthcare sector. We believe the stock is more attractively valued than US peers, therefore giving us conviction in the potential upside in share price.

• Nippon Telegraph share price declined on the back of dissapointing quarterly results and a guide down in net profit and operating income for the fiscal year 2024.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	MSCI World ex USA Net (USD)	MSCI ACWI ex-US Index
6/30/2014	$9,451	$10,000	$10,000
7/31/2014	$9,219	$9,822	$9,901
8/31/2014	$9,514	$9,829	$9,956
9/30/2014	$9,271	$9,426	$9,473
10/31/2014	$9,335	$9,276	$9,380
11/30/2014	$9,504	$9,390	$9,447
12/31/2014	$9,356	$9,078	$9,107
1/31/2015	$9,377	$9,046	$9,093
2/28/2015	$9,944	$9,586	$9,580
3/31/2015	$9,901	$9,426	$9,425
4/30/2015	$10,115	$9,834	$9,901
5/31/2015	$10,383	$9,749	$9,746
6/30/2015	$10,126	$9,472	$9,474
7/31/2015	$9,998	$9,622	$9,448
8/31/2015	$9,399	$8,921	$8,726
9/30/2015	$8,811	$8,471	$8,321
10/31/2015	$9,410	$9,108	$8,941
11/30/2015	$9,442	$8,963	$8,756
12/31/2015	$9,231	$8,802	$8,591
1/31/2016	$8,496	$8,196	$8,007
2/29/2016	$8,258	$8,082	$7,915
3/31/2016	$8,744	$8,630	$8,559
4/30/2016	$9,004	$8,908	$8,784
5/31/2016	$8,993	$8,807	$8,636
6/30/2016	$8,701	$8,540	$8,504
7/31/2016	$9,101	$8,960	$8,924
8/31/2016	$9,231	$8,968	$8,981
9/30/2016	$9,220	$9,077	$9,091
10/31/2016	$9,079	$8,901	$8,961
11/30/2016	$8,896	$8,758	$8,753
12/31/2016	$9,131	$9,044	$8,977
1/31/2017	$9,429	$9,313	$9,295
2/28/2017	$9,517	$9,421	$9,444
3/31/2017	$9,826	$9,660	$9,683
4/30/2017	$10,113	$9,865	$9,890
5/31/2017	$10,565	$10,194	$10,211
6/30/2017	$10,565	$10,204	$10,243
7/31/2017	$10,951	$10,507	$10,621
8/31/2017	$10,940	$10,505	$10,676
9/30/2017	$11,293	$10,777	$10,874
10/31/2017	$11,469	$10,925	$11,079
11/30/2017	$11,679	$11,035	$11,169
12/31/2017	$11,955	$11,233	$11,419
1/31/2018	$12,546	$11,757	$12,054
2/28/2018	$11,944	$11,198	$11,486
3/31/2018	$11,877	$11,004	$11,283
4/30/2018	$11,922	$11,257	$11,464
5/31/2018	$11,833	$11,044	$11,199
6/30/2018	$11,375	$10,922	$10,988
7/31/2018	$11,665	$11,191	$11,251
8/31/2018	$11,610	$10,979	$11,016
9/30/2018	$11,587	$11,065	$11,066
10/31/2018	$10,561	$10,186	$10,166
11/30/2018	$10,639	$10,177	$10,262
12/31/2018	$9,930	$9,651	$9,798
1/31/2019	$10,701	$10,339	$10,538
2/28/2019	$10,860	$10,605	$10,744
3/31/2019	$10,951	$10,659	$10,808
4/30/2019	$11,428	$10,961	$11,093
5/31/2019	$10,747	$10,442	$10,498
6/30/2019	$11,360	$11,063	$11,130
7/31/2019	$11,076	$10,930	$10,995
8/31/2019	$10,826	$10,661	$10,656
9/30/2019	$11,030	$10,960	$10,930
10/31/2019	$11,507	$11,314	$11,311
11/30/2019	$11,734	$11,456	$11,411
12/31/2019	$12,152	$11,821	$11,905
1/31/2020	$11,911	$11,592	$11,585
2/29/2020	$11,049	$10,563	$10,670
3/31/2020	$9,395	$9,071	$9,125
4/30/2020	$10,234	$9,704	$9,816
5/31/2020	$10,624	$10,117	$10,137
6/30/2020	$11,049	$10,463	$10,596
7/31/2020	$11,417	$10,742	$11,068
8/31/2020	$11,945	$11,296	$11,542
9/30/2020	$11,704	$10,978	$11,258
10/31/2020	$11,497	$10,546	$11,016
11/30/2020	$13,048	$12,165	$12,498
12/31/2020	$13,684	$12,718	$13,173
1/31/2021	$13,603	$12,582	$13,202
2/28/2021	$13,719	$12,903	$13,463
3/31/2021	$13,916	$13,232	$13,634
4/30/2021	$14,288	$13,648	$14,035
5/31/2021	$14,683	$14,122	$14,474
6/30/2021	$14,485	$13,979	$14,380
7/31/2021	$14,276	$14,072	$14,143
8/31/2021	$14,566	$14,298	$14,412
9/30/2021	$14,195	$13,887	$13,951
10/31/2021	$14,532	$14,300	$14,283
11/30/2021	$13,580	$13,631	$13,640
12/31/2021	$14,109	$14,323	$14,204
1/31/2022	$13,829	$13,691	$13,681
2/28/2022	$13,165	$13,478	$13,410
3/31/2022	$13,140	$13,635	$13,431
4/30/2022	$12,451	$12,739	$12,588
5/31/2022	$12,681	$12,845	$12,678
6/30/2022	$11,635	$11,636	$11,587
7/31/2022	$11,992	$12,215	$11,984
8/31/2022	$11,545	$11,644	$11,599
9/30/2022	$10,333	$10,566	$10,440
10/31/2022	$10,946	$11,149	$10,752
11/30/2022	$12,387	$12,336	$12,021
12/31/2022	$12,081	$12,276	$11,931
1/31/2023	$13,140	$13,283	$12,899
2/28/2023	$12,559	$12,973	$12,446
3/31/2023	$12,937	$13,261	$12,750
4/30/2023	$13,169	$13,637	$12,972
5/31/2023	$12,835	$13,043	$12,500
6/30/2023	$13,459	$13,663	$13,061
7/31/2023	$13,981	$14,105	$13,592
8/31/2023	$13,459	$13,559	$12,978
9/30/2023	$12,966	$13,102	$12,568
10/31/2023	$12,414	$12,549	$12,050
11/30/2023	$13,285	$13,728	$13,134
12/31/2023	$13,912	$14,479	$13,794
1/31/2024	$13,751	$14,541	$13,657
2/29/2024	$14,043	$14,789	$14,003
3/31/2024	$14,481	$15,288	$14,441
4/30/2024	$14,204	$14,883	$14,181
5/31/2024	$14,802	$15,452	$14,593
6/30/2024	$14,554	$15,196	$14,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	8.14%	5.08%	4.41%
Class A with Load	2.19%	3.90%	3.82%
MSCI World ex USA Net (USD)	11.22%	6.55%	4.27%
MSCI ACWI ex-US Index	11.62%	5.55%	3.84%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053
Holdings Count | Holding	67	67	67	67	67	67	67	67	67	67	67	67
Advisory Fees Paid, Amount		$ 651,929
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$156,016,053
# of Portfolio Holdings	67
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$651,929

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	18.9%
Information Technology	16.1%
Health Care	13.2%
Consumer Discretionary	12.6%
Industrials	12.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.1%
Sony Group Corp. (Japan)	3.0
London Stock Exchange Group PLC (United Kingdom)	2.7
Unilever PLC (United Kingdom)	2.6
AIB Group PLC (Ireland)	2.6

Material Fund Change [Text Block]
C000008189
Shareholder Report [Line Items]
Fund Name		UBS International Sustainable Equity Fund
Class Name		Class P
Trading Symbol		BNUEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$105	1.01%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Information Technology and Consumer Staples contributed positively to performance over the reporting period.

• Several individual stock positions were positive for performance during the 12-month period. The largest contributors were:

• Taiwan Semiconductor Manufacturing shares climbed after the company surprised to the upside on net profits due to strong growth in shipments for their high-performance computing chips used to power generative artificial intelligence.

• Banco Sabadell shares jumped after reporting strong net profit in the first quarter on the back of higher-than-expected interest rates. The company is now forecasting continued growth in lending income for the remainder of 2024.

• SK Hynix shares rallied after the company posted its fastest pace of revenue growth since 2010 and announced plans to expand the capacity of its highly differentiated chips.

What didn’t work:

• Stock selection in Materials and Energy contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

• Not owning Novo Nordisk contributed negatively to relative performance after the company reported a 37% year-over-year increase in sales, of which 55% were from diabetes and weight loss drugs. The company also bounced after an early-stage drug trial found that an oral version of amycretic can lead to significant weight loss.

• Spectris shares were weighed by a recent downgrade in guidance to the bottom end of the expected range, which management attributed to weakness in China and the healthcare sector. We believe the stock is more attractively valued than US peers, therefore giving us conviction in the potential upside in share price.

• Nippon Telegraph share price declined on the back of dissapointing quarterly results and a guide down in net profit and operating income for the fiscal year 2024.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P with Load	MSCI World ex USA Net (USD)	MSCI ACWI ex-US Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,755	$9,822	$9,901
8/31/2014	$10,067	$9,829	$9,956
9/30/2014	$9,811	$9,426	$9,473
10/31/2014	$9,878	$9,276	$9,380
11/30/2014	$10,067	$9,390	$9,447
12/31/2014	$9,907	$9,078	$9,107
1/31/2015	$9,930	$9,046	$9,093
2/28/2015	$10,528	$9,586	$9,580
3/31/2015	$10,483	$9,426	$9,425
4/30/2015	$10,720	$9,834	$9,901
5/31/2015	$11,003	$9,749	$9,746
6/30/2015	$10,732	$9,472	$9,474
7/31/2015	$10,596	$9,622	$9,448
8/31/2015	$9,975	$8,921	$8,726
9/30/2015	$9,353	$8,471	$8,321
10/31/2015	$9,986	$9,108	$8,941
11/30/2015	$10,020	$8,963	$8,756
12/31/2015	$9,796	$8,802	$8,591
1/31/2016	$9,018	$8,196	$8,007
2/29/2016	$8,766	$8,082	$7,915
3/31/2016	$9,293	$8,630	$8,559
4/30/2016	$9,568	$8,908	$8,784
5/31/2016	$9,556	$8,807	$8,636
6/30/2016	$9,247	$8,540	$8,504
7/31/2016	$9,671	$8,960	$8,924
8/31/2016	$9,819	$8,968	$8,981
9/30/2016	$9,808	$9,077	$9,091
10/31/2016	$9,648	$8,901	$8,961
11/30/2016	$9,465	$8,758	$8,753
12/31/2016	$9,718	$9,044	$8,977
1/31/2017	$10,034	$9,313	$9,295
2/28/2017	$10,128	$9,421	$9,444
3/31/2017	$10,456	$9,660	$9,683
4/30/2017	$10,772	$9,865	$9,890
5/31/2017	$11,252	$10,194	$10,211
6/30/2017	$11,252	$10,204	$10,243
7/31/2017	$11,662	$10,507	$10,621
8/31/2017	$11,662	$10,505	$10,676
9/30/2017	$12,037	$10,777	$10,874
10/31/2017	$12,236	$10,925	$11,079
11/30/2017	$12,458	$11,035	$11,169
12/31/2017	$12,751	$11,233	$11,419
1/31/2018	$13,393	$11,757	$12,054
2/28/2018	$12,740	$11,198	$11,486
3/31/2018	$12,680	$11,004	$11,283
4/30/2018	$12,728	$11,257	$11,464
5/31/2018	$12,633	$11,044	$11,199
6/30/2018	$12,146	$10,922	$10,988
7/31/2018	$12,466	$11,191	$11,251
8/31/2018	$12,407	$10,979	$11,016
9/30/2018	$12,383	$11,065	$11,066
10/31/2018	$11,279	$10,186	$10,166
11/30/2018	$11,374	$10,177	$10,262
12/31/2018	$10,620	$9,651	$9,798
1/31/2019	$11,444	$10,339	$10,538
2/28/2019	$11,613	$10,605	$10,744
3/31/2019	$11,710	$10,659	$10,808
4/30/2019	$12,231	$10,961	$11,093
5/31/2019	$11,504	$10,442	$10,498
6/30/2019	$12,158	$11,063	$11,130
7/31/2019	$11,855	$10,930	$10,995
8/31/2019	$11,601	$10,661	$10,656
9/30/2019	$11,807	$10,960	$10,930
10/31/2019	$12,328	$11,314	$11,311
11/30/2019	$12,582	$11,456	$11,411
12/31/2019	$13,021	$11,821	$11,905
1/31/2020	$12,763	$11,592	$11,585
2/29/2020	$11,854	$10,563	$10,670
3/31/2020	$10,073	$9,071	$9,125
4/30/2020	$10,982	$9,704	$9,816
5/31/2020	$11,400	$10,117	$10,137
6/30/2020	$11,866	$10,463	$10,596
7/31/2020	$12,259	$10,742	$11,068
8/31/2020	$12,824	$11,296	$11,542
9/30/2020	$12,566	$10,978	$11,258
10/31/2020	$12,345	$10,546	$11,016
11/30/2020	$14,016	$12,165	$12,498
12/31/2020	$14,709	$12,718	$13,173
1/31/2021	$14,622	$12,582	$13,202
2/28/2021	$14,746	$12,903	$13,463
3/31/2021	$14,970	$13,232	$13,634
4/30/2021	$15,368	$13,648	$14,035
5/31/2021	$15,791	$14,122	$14,474
6/30/2021	$15,592	$13,979	$14,380
7/31/2021	$15,356	$14,072	$14,143
8/31/2021	$15,679	$14,298	$14,412
9/30/2021	$15,281	$13,887	$13,951
10/31/2021	$15,654	$14,300	$14,283
11/30/2021	$14,634	$13,631	$13,640
12/31/2021	$15,199	$14,323	$14,204
1/31/2022	$14,911	$13,691	$13,681
2/28/2022	$14,198	$13,478	$13,410
3/31/2022	$14,171	$13,635	$13,431
4/30/2022	$13,430	$12,739	$12,588
5/31/2022	$13,677	$12,845	$12,678
6/30/2022	$12,552	$11,636	$11,587
7/31/2022	$12,936	$12,215	$11,984
8/31/2022	$12,456	$11,644	$11,599
9/30/2022	$11,153	$10,566	$10,440
10/31/2022	$11,811	$11,149	$10,752
11/30/2022	$13,375	$12,336	$12,021
12/31/2022	$13,056	$12,276	$11,931
1/31/2023	$14,200	$13,283	$12,899
2/28/2023	$13,573	$12,973	$12,446
3/31/2023	$13,981	$13,261	$12,750
4/30/2023	$14,232	$13,637	$12,972
5/31/2023	$13,887	$13,043	$12,500
6/30/2023	$14,561	$13,663	$13,061
7/31/2023	$15,125	$14,105	$13,592
8/31/2023	$14,561	$13,559	$12,978
9/30/2023	$14,028	$13,102	$12,568
10/31/2023	$13,432	$12,549	$12,050
11/30/2023	$14,388	$13,728	$13,134
12/31/2023	$15,066	$14,479	$13,794
1/31/2024	$14,892	$14,541	$13,657
2/29/2024	$15,208	$14,789	$14,003
3/31/2024	$15,682	$15,288	$14,441
4/30/2024	$15,398	$14,883	$14,181
5/31/2024	$16,046	$15,452	$14,593
6/30/2024	$15,777	$15,196	$14,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	8.36%	5.35%	4.67%
MSCI World ex USA Net (USD)	11.22%	6.55%	4.27%
MSCI ACWI ex-US Index	11.62%	5.55%	3.84%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053
Holdings Count | Holding	67	67	67	67	67	67	67	67	67	67	67	67
Advisory Fees Paid, Amount		$ 651,929
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$156,016,053
# of Portfolio Holdings	67
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$651,929

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	18.9%
Information Technology	16.1%
Health Care	13.2%
Consumer Discretionary	12.6%
Industrials	12.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.1%
Sony Group Corp. (Japan)	3.0
London Stock Exchange Group PLC (United Kingdom)	2.7
Unilever PLC (United Kingdom)	2.6
AIB Group PLC (Ireland)	2.6

Material Fund Change [Text Block]
C000222877
Shareholder Report [Line Items]
Fund Name		UBS International Sustainable Equity Fund
Class Name		Class P2
Trading Symbol		ESPTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$27	0.26%

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Information Technology and Consumer Staples contributed positively to performance over the reporting period.

• Several individual stock positions were positive for performance during the 12-month period. The largest contributors were:

• Taiwan Semiconductor Manufacturing shares climbed after the company surprised to the upside on net profits due to strong growth in shipments for their high-performance computing chips used to power generative artificial intelligence.

• Banco Sabadell shares jumped after reporting strong net profit in the first quarter on the back of higher-than-expected interest rates. The company is now forecasting continued growth in lending income for the remainder of 2024.

• SK Hynix shares rallied after the company posted its fastest pace of revenue growth since 2010 and announced plans to expand the capacity of its highly differentiated chips.

What didn’t work:

• Stock selection in Materials and Energy contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

• Not owning Novo Nordisk contributed negatively to relative performance after the company reported a 37% year-over-year increase in sales, of which 55% were from diabetes and weight loss drugs. The company also bounced after an early-stage drug trial found that an oral version of amycretic can lead to significant weight loss.

• Spectris shares were weighed by a recent downgrade in guidance to the bottom end of the expected range, which management attributed to weakness in China and the healthcare sector. We believe the stock is more attractively valued than US peers, therefore giving us conviction in the potential upside in share price.

• Nippon Telegraph share price declined on the back of dissapointing quarterly results and a guide down in net profit and operating income for the fiscal year 2024.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P2 with Load	MSCI World ex USA Net (USD)	MSCI ACWI ex-US Index
10/31/2020	$10,000	$10,000	$10,000
11/30/2020	$11,353	$11,534	$11,345
12/31/2020	$11,924	$12,059	$11,958
1/31/2021	$11,864	$11,930	$11,984
2/28/2021	$11,975	$12,234	$12,222
3/31/2021	$12,156	$12,546	$12,376
4/30/2021	$12,499	$12,941	$12,740
5/31/2021	$12,852	$13,391	$13,139
6/30/2021	$12,691	$13,255	$13,054
7/31/2021	$12,519	$13,343	$12,839
8/31/2021	$12,781	$13,557	$13,083
9/30/2021	$12,459	$13,167	$12,664
10/31/2021	$12,771	$13,559	$12,966
11/30/2021	$11,945	$12,925	$12,382
12/31/2021	$12,418	$13,581	$12,894
1/31/2022	$12,194	$12,982	$12,419
2/28/2022	$11,611	$12,780	$12,173
3/31/2022	$11,600	$12,928	$12,192
4/30/2022	$10,995	$12,079	$11,427
5/31/2022	$11,208	$12,179	$11,509
6/30/2022	$10,300	$11,033	$10,519
7/31/2022	$10,625	$11,582	$10,879
8/31/2022	$10,222	$11,041	$10,529
9/30/2022	$9,157	$10,019	$9,477
10/31/2022	$9,717	$10,571	$9,760
11/30/2022	$11,006	$11,697	$10,912
12/31/2022	$10,751	$11,640	$10,831
1/31/2023	$11,696	$12,594	$11,709
2/28/2023	$11,178	$12,300	$11,298
3/31/2023	$11,528	$12,574	$11,574
4/30/2023	$11,748	$12,931	$11,775
5/31/2023	$11,463	$12,367	$11,347
6/30/2023	$12,033	$12,955	$11,856
7/31/2023	$12,512	$13,374	$12,338
8/31/2023	$12,046	$12,857	$11,781
9/30/2023	$11,619	$12,423	$11,409
10/31/2023	$11,126	$11,899	$10,938
11/30/2023	$11,930	$13,017	$11,923
12/31/2023	$12,494	$13,729	$12,522
1/31/2024	$12,362	$13,788	$12,397
2/29/2024	$12,626	$14,023	$12,711
3/31/2024	$13,034	$14,496	$13,109
4/30/2024	$12,797	$14,112	$12,873
5/31/2024	$13,350	$14,652	$13,247
6/30/2024	$13,126	$14,409	$13,234

Average Annual Return [Table Text Block]
	1 Year	Since Inception 10/30/20
Class P2	9.08%	7.70%
MSCI World ex USA Net (USD)	11.22%	10.48%
MSCI ACWI ex-US Index	11.62%	7.94%

Performance Inception Date							Oct. 30, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053	$ 156,016,053
Holdings Count | Holding	67	67	67	67	67	67	67	67	67	67	67	67
Advisory Fees Paid, Amount		$ 651,929
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$156,016,053
# of Portfolio Holdings	67
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$651,929

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	18.9%
Information Technology	16.1%
Health Care	13.2%
Consumer Discretionary	12.6%
Industrials	12.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.1%
Sony Group Corp. (Japan)	3.0
London Stock Exchange Group PLC (United Kingdom)	2.7
Unilever PLC (United Kingdom)	2.6
AIB Group PLC (Ireland)	2.6

Material Fund Change [Text Block]
C000166868
Shareholder Report [Line Items]
Fund Name		UBS Multi Income Bond Fund
Class Name		Class A
Trading Symbol		UTBAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.97%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance Summary:

What Worked:

• Active Duration and Yield Curve: Our bias to be underweight duration relative to the index contributed to performance.

• Overweight IG Corporate Bonds: An overweight position to investment grade corporate bonds was additive.

• Allocation to High Yield: The allocation to high yield corporate credit was also additive.

What Didn’t Work:

• Issue Selection: On balance the corporate allocations contributed overall, but issue selection within the financial sector in the corporate allocation detracted.

• Issue Selection Mortgage Backed Securities (“MBS”): Security selection within the MBS allocation detracted from performance.

• Active Foreign Currency: Active currency decisions detracted from performance during the period, particularly exposure to the Brazilian real.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	Bloomberg US Aggregate Bond Index
9/30/2016	$9,608	$9,977
10/31/2016	$9,556	$9,900
11/30/2016	$9,302	$9,666
12/31/2016	$9,331	$9,680
1/31/2017	$9,360	$9,699
2/28/2017	$9,435	$9,764
3/31/2017	$9,415	$9,759
4/30/2017	$9,490	$9,834
5/31/2017	$9,578	$9,910
6/30/2017	$9,598	$9,900
7/31/2017	$9,665	$9,942
8/31/2017	$9,727	$10,032
9/30/2017	$9,692	$9,984
10/31/2017	$9,716	$9,990
11/30/2017	$9,705	$9,977
12/31/2017	$9,762	$10,023
1/31/2018	$9,691	$9,907
2/28/2018	$9,570	$9,813
3/31/2018	$9,611	$9,876
4/30/2018	$9,516	$9,803
5/31/2018	$9,490	$9,873
6/30/2018	$9,491	$9,860
7/31/2018	$9,513	$9,863
8/31/2018	$9,549	$9,926
9/30/2018	$9,531	$9,862
10/31/2018	$9,403	$9,784
11/30/2018	$9,400	$9,843
12/31/2018	$9,530	$10,024
1/31/2019	$9,719	$10,130
2/28/2019	$9,734	$10,124
3/31/2019	$9,913	$10,319
4/30/2019	$9,928	$10,321
5/31/2019	$10,087	$10,505
6/30/2019	$10,215	$10,636
7/31/2019	$10,244	$10,660
8/31/2019	$10,511	$10,936
9/30/2019	$10,465	$10,878
10/31/2019	$10,494	$10,911
11/30/2019	$10,508	$10,905
12/31/2019	$10,517	$10,897
1/31/2020	$10,739	$11,107
2/29/2020	$10,905	$11,307
3/31/2020	$10,380	$11,241
4/30/2020	$10,543	$11,440
5/31/2020	$10,686	$11,494
6/30/2020	$10,863	$11,566
7/31/2020	$11,089	$11,739
8/31/2020	$11,007	$11,644
9/30/2020	$11,025	$11,638
10/31/2020	$10,970	$11,586
11/30/2020	$11,124	$11,699
12/31/2020	$11,174	$11,715
1/31/2021	$11,099	$11,631
2/28/2021	$10,926	$11,463
3/31/2021	$10,810	$11,320
4/30/2021	$10,889	$11,410
5/31/2021	$10,926	$11,447
6/30/2021	$11,039	$11,527
7/31/2021	$11,146	$11,656
8/31/2021	$11,125	$11,634
9/30/2021	$11,025	$11,533
10/31/2021	$11,017	$11,530
11/30/2021	$11,002	$11,564
12/31/2021	$10,980	$11,535
1/31/2022	$10,738	$11,286
2/28/2022	$10,579	$11,160
3/31/2022	$10,303	$10,850
4/30/2022	$9,918	$10,439
5/31/2022	$9,933	$10,506
6/30/2022	$9,504	$10,341
7/31/2022	$9,723	$10,594
8/31/2022	$9,621	$10,294
9/30/2022	$9,351	$9,850
10/31/2022	$9,363	$9,722
11/30/2022	$9,657	$10,080
12/31/2022	$9,666	$10,034
1/31/2023	$9,954	$10,343
2/28/2023	$9,723	$10,075
3/31/2023	$9,907	$10,331
4/30/2023	$9,972	$10,394
5/31/2023	$9,874	$10,281
6/30/2023	$9,907	$10,244
7/31/2023	$9,944	$10,237
8/31/2023	$9,871	$10,172
9/30/2023	$9,666	$9,913
10/31/2023	$9,517	$9,757
11/30/2023	$9,912	$10,198
12/31/2023	$10,285	$10,589
1/31/2024	$10,275	$10,560
2/29/2024	$10,171	$10,411
3/31/2024	$10,260	$10,507
4/30/2024	$10,023	$10,241
5/31/2024	$10,167	$10,415
6/30/2024	$10,228	$10,514

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 9/29/16
Class A	3.24%	0.03%	0.78%
Class A with Load	(0.63%)	(0.74%)	0.29%
Bloomberg US Aggregate Bond Index	2.63%	(0.23%)	0.65%

Performance Inception Date												Sep. 29, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550
Holdings Count | Holding	160	160	160	160	160	160	160	160	160	160	160	160
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$20,319,550
# of Portfolio Holdings	160
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	74.0%
Non-U.S. government agency obligations	7.9%
Asset-backed securities	6.0%
Mortgage-backed securities	5.7%
U.S. Treasury obligations	2.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
Turkiye Government Bonds (Turkey), 12.600%, due 10/01/25	2.0
BX Trust, Class D , 6.746%, due 10/15/36 (1 mo. USD Term SOFR + 1.416%)	1.9
EQT Corp. , 3.900%, due 10/01/27	1.7
Masco Corp. , 1.500%, due 02/15/28	1.7

Material Fund Change [Text Block]
C000166870
Shareholder Report [Line Items]
Fund Name		UBS Multi Income Bond Fund
Class Name		Class P
Trading Symbol		UTBPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	0.73%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance Summary:

What Worked:

• Active Duration and Yield Curve: Our bias to be underweight duration relative to the index contributed to performance.

• Overweight IG Corporate Bonds: An overweight position to investment grade corporate bonds was additive.

• Allocation to High Yield: The allocation to high yield corporate credit was also additive.

What Didn’t Work:

• Issue Selection: On balance the corporate allocations contributed overall, but issue selection within the financial sector in the corporate allocation detracted.

• Issue Selection Mortgage Backed Securities (“MBS”): Security selection within the MBS allocation detracted from performance.

• Active Foreign Currency: Active currency decisions detracted from performance during the period, particularly exposure to the Brazilian real.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg US Aggregate Bond Index
6/30/2014	$10,000	$10,000
7/31/2014	$9,969	$9,975
8/31/2014	$10,074	$10,085
9/30/2014	$9,920	$10,017
10/31/2014	$9,939	$10,115
11/30/2014	$9,945	$10,187
12/31/2014	$9,929	$10,196
1/31/2015	$10,017	$10,410
2/28/2015	$10,093	$10,312
3/31/2015	$10,118	$10,360
4/30/2015	$10,143	$10,323
5/31/2015	$10,105	$10,298
6/30/2015	$9,946	$10,186
7/31/2015	$9,966	$10,257
8/31/2015	$9,831	$10,242
9/30/2015	$9,717	$10,311
10/31/2015	$9,821	$10,313
11/30/2015	$9,762	$10,286
12/31/2015	$9,628	$10,252
1/31/2016	$9,569	$10,393
2/29/2016	$9,457	$10,467
3/31/2016	$9,733	$10,563
4/30/2016	$9,931	$10,604
5/31/2016	$9,871	$10,607
6/30/2016	$10,041	$10,797
7/31/2016	$10,148	$10,865
8/31/2016	$10,163	$10,853
9/30/2016	$10,166	$10,847
10/31/2016	$10,114	$10,764
11/30/2016	$9,846	$10,509
12/31/2016	$9,886	$10,524
1/31/2017	$9,919	$10,544
2/28/2017	$9,993	$10,615
3/31/2017	$9,980	$10,610
4/30/2017	$10,062	$10,692
5/31/2017	$10,158	$10,774
6/30/2017	$10,174	$10,763
7/31/2017	$10,247	$10,809
8/31/2017	$10,322	$10,906
9/30/2017	$10,287	$10,854
10/31/2017	$10,314	$10,861
11/30/2017	$10,305	$10,847
12/31/2017	$10,361	$10,897
1/31/2018	$10,294	$10,771
2/28/2018	$10,167	$10,669
3/31/2018	$10,214	$10,737
4/30/2018	$10,108	$10,658
5/31/2018	$10,089	$10,734
6/30/2018	$10,085	$10,720
7/31/2018	$10,118	$10,723
8/31/2018	$10,151	$10,792
9/30/2018	$10,141	$10,722
10/31/2018	$10,006	$10,638
11/30/2018	$10,005	$10,701
12/31/2018	$10,145	$10,898
1/31/2019	$10,341	$11,014
2/28/2019	$10,366	$11,007
3/31/2019	$10,559	$11,219
4/30/2019	$10,577	$11,221
5/31/2019	$10,749	$11,421
6/30/2019	$10,887	$11,564
7/31/2019	$10,913	$11,589
8/31/2019	$11,207	$11,890
9/30/2019	$11,153	$11,826
10/31/2019	$11,194	$11,862
11/30/2019	$11,204	$11,856
12/31/2019	$11,223	$11,848
1/31/2020	$11,462	$12,076
2/29/2020	$11,642	$12,293
3/31/2020	$11,076	$12,221
4/30/2020	$11,260	$12,438
5/31/2020	$11,415	$12,496
6/30/2020	$11,606	$12,575
7/31/2020	$11,850	$12,762
8/31/2020	$11,765	$12,659
9/30/2020	$11,787	$12,652
10/31/2020	$11,730	$12,596
11/30/2020	$11,897	$12,720
12/31/2020	$11,953	$12,737
1/31/2021	$11,876	$12,646
2/28/2021	$11,693	$12,463
3/31/2021	$11,571	$12,308
4/30/2021	$11,658	$12,405
5/31/2021	$11,700	$12,445
6/30/2021	$11,824	$12,533
7/31/2021	$11,940	$12,673
8/31/2021	$11,920	$12,649
9/30/2021	$11,815	$12,539
10/31/2021	$11,810	$12,536
11/30/2021	$11,796	$12,573
12/31/2021	$11,776	$12,541
1/31/2022	$11,518	$12,271
2/28/2022	$11,350	$12,134
3/31/2022	$11,057	$11,797
4/30/2022	$10,638	$11,349
5/31/2022	$10,664	$11,422
6/30/2022	$10,206	$11,243
7/31/2022	$10,436	$11,518
8/31/2022	$10,337	$11,192
9/30/2022	$10,049	$10,709
10/31/2022	$10,064	$10,570
11/30/2022	$10,382	$10,959
12/31/2022	$10,393	$10,909
1/31/2023	$10,705	$11,245
2/28/2023	$10,459	$10,954
3/31/2023	$10,651	$11,232
4/30/2023	$10,723	$11,300
5/31/2023	$10,628	$11,177
6/30/2023	$10,666	$11,137
7/31/2023	$10,707	$11,130
8/31/2023	$10,631	$11,059
9/30/2023	$10,413	$10,778
10/31/2023	$10,247	$10,607
11/30/2023	$10,683	$11,088
12/31/2023	$11,087	$11,512
1/31/2024	$11,070	$11,481
2/29/2024	$10,961	$11,318
3/31/2024	$11,059	$11,423
4/30/2024	$10,806	$11,134
5/31/2024	$10,971	$11,323
6/30/2024	$11,031	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	3.42%	0.26%	0.99%
Bloomberg US Aggregate Bond Index	2.63%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550
Holdings Count | Holding	160	160	160	160	160	160	160	160	160	160	160	160
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$20,319,550
# of Portfolio Holdings	160
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	74.0%
Non-U.S. government agency obligations	7.9%
Asset-backed securities	6.0%
Mortgage-backed securities	5.7%
U.S. Treasury obligations	2.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
Turkiye Government Bonds (Turkey), 12.600%, due 10/01/25	2.0
BX Trust, Class D , 6.746%, due 10/15/36 (1 mo. USD Term SOFR + 1.416%)	1.9
EQT Corp. , 3.900%, due 10/01/27	1.7
Masco Corp. , 1.500%, due 02/15/28	1.7

Material Fund Change [Text Block]
C000237722
Shareholder Report [Line Items]
Fund Name	UBS Multi Income Bond Fund
Class Name	Class P2
Trading Symbol	UTBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of October 11, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Additional Information Website	http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$19	0.26%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance Summary:

What Worked:

• Active Duration and Yield Curve: Our bias to be underweight duration relative to the index contributed to performance.

• Overweight IG Corporate Bonds: An overweight position to investment grade corporate bonds was additive.

• Allocation to High Yield: The allocation to high yield corporate credit was also additive.

What Didn’t Work:

• Issue Selection: On balance the corporate allocations contributed overall, but issue selection within the financial sector in the corporate allocation detracted.

• Issue Selection Mortgage Backed Securities (“MBS”): Security selection within the MBS allocation detracted from performance.

• Active Foreign Currency: Active currency decisions detracted from performance during the period, particularly exposure to the Brazilian real.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P2	Bloomberg US Aggregate Bond Index
10/31/2023	$9,871	$9,826
11/30/2023	$10,289	$10,271
12/31/2023	$10,685	$10,664
1/31/2024	$10,676	$10,635
2/29/2024	$10,577	$10,485
3/31/2024	$10,671	$10,582
4/30/2024	$10,434	$10,314
5/31/2024	$10,600	$10,489
6/30/2024	$10,665	$10,589

Average Annual Return [Table Text Block]
Since Inception 10/11/23
Class P2	6.65%
Bloomberg US Aggregate Bond Index	5.89%

Performance Inception Date	Oct. 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550	$ 20,319,550
Holdings Count | Holding	160	160	160	160	160	160	160	160	160	160	160	160
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$20,319,550
# of Portfolio Holdings	160
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	74.0%
Non-U.S. government agency obligations	7.9%
Asset-backed securities	6.0%
Mortgage-backed securities	5.7%
U.S. Treasury obligations	2.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
Turkiye Government Bonds (Turkey), 12.600%, due 10/01/25	2.0
BX Trust, Class D , 6.746%, due 10/15/36 (1 mo. USD Term SOFR + 1.416%)	1.9
EQT Corp. , 3.900%, due 10/01/27	1.7
Masco Corp. , 1.500%, due 02/15/28	1.7

Material Fund Change [Text Block]
C000205444
Shareholder Report [Line Items]
Fund Name		UBS Sustainable Development Bank Bond Fund
Class Name		Class P
Trading Symbol		UDBPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$27	0.27%

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary:

The Fund seeks to minimize tracking error relative to the Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index (before fees and expenses), which is designed to measure the performance of the US dollar-denominated multilateral development bank bond market.

• During the reporting period, yields on 10-year US Treasury bonds increased while yields on 2-year US Treasury bonds fell, resulting in the US Treasury bond yield curve to steepen. Moreover, the yield on the 10-year US Treasury bond was 0.35% below the yield on the 2-year US Treasury bond, which is defined as an inverted yield curve.

• Duration positioning was a detractor from returns. Active deviations were mainly caused by flows which led to a slight overweight of the portfolio duration compared to the benchmark duration.

• Sector positioning added to the relative performance due to the performance of out-of-benchmark holdings.

• Valuation discrepancies between the portfolio and its benchmark added to the relative performance.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Treasury Index	Bloomberg US Aggregate Bond Index	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
9/30/2018	$10,000	$10,000	$10,000	$10,000
10/31/2018	$9,980	$9,982	$9,975	$9,986
11/30/2018	$10,068	$10,070	$10,035	$10,080
12/31/2018	$10,213	$10,287	$10,219	$10,266
1/31/2019	$10,306	$10,335	$10,328	$10,327
2/28/2019	$10,298	$10,307	$10,322	$10,317
3/31/2019	$10,473	$10,504	$10,520	$10,489
4/30/2019	$10,466	$10,475	$10,523	$10,492
5/31/2019	$10,671	$10,721	$10,709	$10,696
6/30/2019	$10,775	$10,820	$10,844	$10,803
7/31/2019	$10,775	$10,807	$10,868	$10,805
8/31/2019	$11,031	$11,175	$11,149	$11,067
9/30/2019	$10,956	$11,080	$11,090	$11,001
10/31/2019	$10,974	$11,088	$11,123	$11,022
11/30/2019	$10,942	$11,054	$11,118	$10,984
12/31/2019	$10,907	$10,992	$11,110	$10,957
1/31/2020	$11,130	$11,261	$11,324	$11,175
2/29/2020	$11,345	$11,560	$11,528	$11,403
3/31/2020	$11,507	$11,894	$11,460	$11,557
4/30/2020	$11,579	$11,970	$11,664	$11,643
5/31/2020	$11,614	$11,939	$11,718	$11,676
6/30/2020	$11,639	$11,950	$11,792	$11,702
7/31/2020	$11,715	$12,087	$11,968	$11,781
8/31/2020	$11,676	$11,955	$11,871	$11,749
9/30/2020	$11,678	$11,971	$11,865	$11,752
10/31/2020	$11,606	$11,858	$11,812	$11,678
11/30/2020	$11,639	$11,900	$11,928	$11,717
12/31/2020	$11,649	$11,872	$11,944	$11,712
1/31/2021	$11,592	$11,758	$11,858	$11,642
2/28/2021	$11,419	$11,545	$11,687	$11,443
3/31/2021	$11,286	$11,367	$11,541	$11,349
4/30/2021	$11,359	$11,452	$11,632	$11,424
5/31/2021	$11,400	$11,492	$11,670	$11,473
6/30/2021	$11,442	$11,566	$11,752	$11,531
7/31/2021	$11,580	$11,723	$11,884	$11,657
8/31/2021	$11,556	$11,703	$11,861	$11,638
9/30/2021	$11,445	$11,576	$11,758	$11,517
10/31/2021	$11,367	$11,567	$11,755	$11,453
11/30/2021	$11,419	$11,656	$11,790	$11,509
12/31/2021	$11,366	$11,596	$11,760	$11,464
1/31/2022	$11,190	$11,377	$11,507	$11,280
2/28/2022	$11,124	$11,302	$11,378	$11,226
3/31/2022	$10,785	$10,950	$11,062	$10,885
4/30/2022	$10,533	$10,610	$10,642	$10,648
5/31/2022	$10,599	$10,630	$10,711	$10,701
6/30/2022	$10,511	$10,536	$10,543	$10,617
7/31/2022	$10,687	$10,704	$10,800	$10,794
8/31/2022	$10,414	$10,439	$10,495	$10,525
9/30/2022	$10,097	$10,078	$10,042	$10,193
10/31/2022	$10,022	$9,938	$9,912	$10,107
11/30/2022	$10,233	$10,204	$10,276	$10,320
12/31/2022	$10,183	$10,151	$10,230	$10,295
1/31/2023	$10,408	$10,405	$10,545	$10,494
2/28/2023	$10,170	$10,162	$10,272	$10,285
3/31/2023	$10,473	$10,456	$10,533	$10,585
4/30/2023	$10,546	$10,512	$10,597	$10,642
5/31/2023	$10,453	$10,390	$10,481	$10,565
6/30/2023	$10,327	$10,312	$10,444	$10,446
7/31/2023	$10,335	$10,276	$10,437	$10,444
8/31/2023	$10,322	$10,222	$10,370	$10,443
9/30/2023	$10,163	$9,996	$10,107	$10,288
10/31/2023	$10,072	$9,876	$9,947	$10,209
11/30/2023	$10,374	$10,219	$10,397	$10,499
12/31/2023	$10,644	$10,562	$10,795	$10,771
1/31/2024	$10,666	$10,533	$10,766	$10,798
2/29/2024	$10,520	$10,395	$10,614	$10,651
3/31/2024	$10,576	$10,461	$10,712	$10,710
4/30/2024	$10,384	$10,218	$10,441	$10,516
5/31/2024	$10,522	$10,367	$10,618	$10,663
6/30/2024	$10,636	$10,471	$10,719	$10,773

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/24/18
Class P	2.99%	(0.26%)	1.09%
Bloomberg U.S. Treasury Index	1.55%	(0.65%)	0.81%
Bloomberg US Aggregate Bond Index	2.63%	(0.23%)	1.23%
Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	3.13%	(0.05%)	1.32%

Performance Inception Date										Oct. 24, 2018
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768
Holdings Count | Holding	70	70	70	70	70	70	70	70	70	70	70	70
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$79,245,768
# of Portfolio Holdings	70
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Allocation (% of Net Assets)

Value	Value
Non-U.S. government agency obligations	99.0%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank (Supranationals), 1.125%, due 01/13/31	5.8%
Inter-American Development Bank (Supranationals), 2.250%, due 06/18/29	5.6
International Bank for Reconstruction & Development (Supranationals), 1.250%, due 02/10/31	4.2
International Bank for Reconstruction & Development (Supranationals), 1.625%, due 11/03/31	3.9
International Bank for Reconstruction & Development (Supranationals), 1.750%, due 10/23/29	3.4

Material Fund Change [Text Block]
C000205443
Shareholder Report [Line Items]
Fund Name		UBS Sustainable Development Bank Bond Fund
Class Name		Class P2
Trading Symbol		UDBTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$17	0.17%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary:

The Fund seeks to minimize tracking error relative to the Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index (before fees and expenses), which is designed to measure the performance of the US dollar-denominated multilateral development bank bond market.

• During the reporting period, yields on 10-year US Treasury bonds increased while yields on 2-year US Treasury bonds fell, resulting in the US Treasury bond yield curve to steepen. Moreover, the yield on the 10-year US Treasury bond was 0.35% below the yield on the 2-year US Treasury bond, which is defined as an inverted yield curve.

• Duration positioning was a detractor from returns. Active deviations were mainly caused by flows which led to a slight overweight of the portfolio duration compared to the benchmark duration.

• Sector positioning added to the relative performance due to the performance of out-of-benchmark holdings.

• Valuation discrepancies between the portfolio and its benchmark added to the relative performance.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P2	Bloomberg U.S. Treasury Index	Bloomberg US Aggregate Bond Index	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
9/30/2020	$10,000	$10,000	$10,000	$10,000
10/31/2020	$10,000	$10,000	$10,000	$10,000
11/30/2020	$10,028	$10,035	$10,098	$10,033
12/31/2020	$10,037	$10,012	$10,112	$10,029
1/31/2021	$9,990	$9,916	$10,040	$9,969
2/28/2021	$9,841	$9,736	$9,895	$9,798
3/31/2021	$9,728	$9,586	$9,771	$9,718
4/30/2021	$9,792	$9,658	$9,848	$9,782
5/31/2021	$9,829	$9,691	$9,880	$9,824
6/30/2021	$9,866	$9,753	$9,950	$9,874
7/31/2021	$9,986	$9,886	$10,061	$9,981
8/31/2021	$9,967	$9,869	$10,042	$9,965
9/30/2021	$9,863	$9,762	$9,955	$9,862
10/31/2021	$9,797	$9,755	$9,952	$9,807
11/30/2021	$9,843	$9,830	$9,982	$9,855
12/31/2021	$9,799	$9,779	$9,956	$9,816
1/31/2022	$9,648	$9,594	$9,742	$9,659
2/28/2022	$9,601	$9,531	$9,633	$9,612
3/31/2022	$9,310	$9,234	$9,365	$9,321
4/30/2022	$9,095	$8,948	$9,010	$9,118
5/31/2022	$9,143	$8,964	$9,068	$9,163
6/30/2022	$9,069	$8,885	$8,926	$9,091
7/31/2022	$9,231	$9,027	$9,144	$9,242
8/31/2022	$8,987	$8,803	$8,885	$9,012
9/30/2022	$8,714	$8,499	$8,502	$8,728
10/31/2022	$8,650	$8,380	$8,391	$8,654
11/30/2022	$8,834	$8,605	$8,700	$8,837
12/31/2022	$8,792	$8,560	$8,661	$8,815
1/31/2023	$8,987	$8,775	$8,927	$8,986
2/28/2023	$8,782	$8,570	$8,696	$8,807
3/31/2023	$9,046	$8,818	$8,917	$9,064
4/30/2023	$9,110	$8,865	$8,971	$9,113
5/31/2023	$9,030	$8,762	$8,874	$9,047
6/30/2023	$8,922	$8,696	$8,842	$8,945
7/31/2023	$8,930	$8,665	$8,836	$8,943
8/31/2023	$8,920	$8,620	$8,779	$8,942
9/30/2023	$8,784	$8,430	$8,556	$8,809
10/31/2023	$8,707	$8,328	$8,421	$8,742
11/30/2023	$8,969	$8,617	$8,803	$8,990
12/31/2023	$9,203	$8,907	$9,140	$9,223
1/31/2024	$9,224	$8,882	$9,115	$9,246
2/29/2024	$9,098	$8,766	$8,986	$9,120
3/31/2024	$9,149	$8,822	$9,069	$9,171
4/30/2024	$8,983	$8,617	$8,840	$9,005
5/31/2024	$9,104	$8,742	$8,990	$9,130
6/30/2024	$9,194	$8,830	$9,075	$9,225

Average Annual Return [Table Text Block]
	1 Year	Since Inception 10/30/20
Class P2	3.04%	(2.27%)
Bloomberg U.S. Treasury Index	1.55%	(3.34%)
Bloomberg US Aggregate Bond Index	2.63%	(2.61%)
Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	3.13%	(2.18%)

Performance Inception Date							Oct. 30, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768	$ 79,245,768
Holdings Count | Holding	70	70	70	70	70	70	70	70	70	70	70	70
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$79,245,768
# of Portfolio Holdings	70
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Asset Class Allocation (% of Net Assets)

Value	Value
Non-U.S. government agency obligations	99.0%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank (Supranationals), 1.125%, due 01/13/31	5.8%
Inter-American Development Bank (Supranationals), 2.250%, due 06/18/29	5.6
International Bank for Reconstruction & Development (Supranationals), 1.250%, due 02/10/31	4.2
International Bank for Reconstruction & Development (Supranationals), 1.625%, due 11/03/31	3.9
International Bank for Reconstruction & Development (Supranationals), 1.750%, due 10/23/29	3.4

Material Fund Change [Text Block]
C000008206
Shareholder Report [Line Items]
Fund Name		UBS U.S. Small Cap Growth Fund
Class Name		Class A
Trading Symbol		BNSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS U.S. Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.26%

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary:

What worked:

Stock selection within the Information Technology and Health Care sectors was positive for performance, while overweighting Information Technology and underweighting Utilities also contributed to results.

• Medpace (MEDP), a full-service clinical research organization, outperformed on the back of strong demand for clinical services and an improved biotech funding outlook.

• Pure Storage (PSTG), an all-flash enterprise storage provider, outperformed after quarterly earnings reports suggested that the transition to storage-as-a-service is resonating with large enterprises.

• Viking Therapeutics (VKTX), a biopharmaceutical company focused on developing therapeutics for patients suffering from metabolic and endocrine disorders, advanced after the company reported strong efficacy data in its Phase 2 trial of the company’s GLP-1/GIP dual agonist weight loss drug.

What didn't work:

Stock selection within Industrials and Financials sectors was negative for performance while underweighting Financials and Consumer Staples also detracted from returns.

• MicroStrategy (MSTR), a provider of business intelligence software and services, has been acquiring bitcoin for many years and shares of the stock moved higher as the price of bitcoin surged during the period. The Fund does not own shares of MicroStrategy.

• Inspire Medical Systems (INSP), a developer of implantable neurostimulation systems to treat obstructive sleep apnea, declined after reporting a deceleration in US sales growth.

• Treace Medical Concepts (TMCI), an orthopedic medical device company, underperformed after the company revised down its full year guidance to reflect an increasingly competitive landscape for lapiplasty products.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	Russell 2000 Growth Index	Russell 3000 Index TR (USD)
6/30/2014	$9,450	$10,000	$10,000
7/31/2014	$8,977	$9,394	$9,803
8/31/2014	$9,534	$9,918	$10,214
9/30/2014	$8,981	$9,387	$10,001
10/31/2014	$9,447	$9,969	$10,276
11/30/2014	$9,481	$10,034	$10,525
12/31/2014	$9,865	$10,331	$10,525
1/31/2015	$9,495	$10,095	$10,232
2/28/2015	$10,162	$10,822	$10,825
3/31/2015	$10,374	$11,016	$10,715
4/30/2015	$10,046	$10,692	$10,763
5/31/2015	$10,532	$11,085	$10,912
6/30/2015	$10,925	$11,234	$10,729
7/31/2015	$10,763	$11,280	$10,909
8/31/2015	$9,763	$10,425	$10,250
9/30/2015	$9,231	$9,767	$9,952
10/31/2015	$9,638	$10,321	$10,738
11/30/2015	$10,027	$10,699	$10,797
12/31/2015	$9,624	$10,189	$10,576
1/31/2016	$8,275	$9,085	$9,979
2/29/2016	$7,869	$9,020	$9,976
3/31/2016	$8,508	$9,711	$10,678
4/30/2016	$8,701	$9,808	$10,744
5/31/2016	$8,919	$10,073	$10,936
6/30/2016	$9,005	$10,026	$10,959
7/31/2016	$9,684	$10,682	$11,394
8/31/2016	$9,725	$10,795	$11,423
9/30/2016	$9,918	$10,951	$11,441
10/31/2016	$9,375	$10,270	$11,193
11/30/2016	$10,298	$11,189	$11,694
12/31/2016	$10,237	$11,342	$11,922
1/31/2017	$10,556	$11,526	$12,147
2/28/2017	$10,777	$11,808	$12,599
3/31/2017	$10,887	$11,948	$12,607
4/30/2017	$10,976	$12,168	$12,741
5/31/2017	$10,976	$12,058	$12,871
6/30/2017	$11,144	$12,473	$12,987
7/31/2017	$11,065	$12,579	$13,232
8/31/2017	$10,950	$12,564	$13,258
9/30/2017	$11,489	$13,248	$13,581
10/31/2017	$11,699	$13,454	$13,877
11/30/2017	$12,134	$13,840	$14,299
12/31/2017	$12,196	$13,856	$14,442
1/31/2018	$12,819	$14,396	$15,203
2/28/2018	$12,650	$13,986	$14,642
3/31/2018	$12,738	$14,174	$14,349
4/30/2018	$12,772	$14,188	$14,403
5/31/2018	$13,979	$15,082	$14,810
6/30/2018	$14,060	$15,200	$14,907
7/31/2018	$14,080	$15,461	$15,401
8/31/2018	$15,653	$16,423	$15,942
9/30/2018	$15,355	$16,039	$15,968
10/31/2018	$13,396	$14,010	$14,793
11/30/2018	$13,382	$14,229	$15,089
12/31/2018	$11,622	$12,566	$13,685
1/31/2019	$13,122	$14,017	$14,859
2/28/2019	$14,002	$14,922	$15,382
3/31/2019	$13,979	$14,721	$15,606
4/30/2019	$14,560	$15,169	$16,230
5/31/2019	$13,550	$14,043	$15,179
6/30/2019	$14,897	$15,125	$16,246
7/31/2019	$15,279	$15,273	$16,487
8/31/2019	$14,805	$14,614	$16,151
9/30/2019	$13,826	$14,494	$16,434
10/31/2019	$14,109	$14,906	$16,788
11/30/2019	$15,012	$15,784	$17,426
12/31/2019	$15,066	$16,145	$17,929
1/31/2020	$14,967	$15,968	$17,910
2/29/2020	$13,993	$14,815	$16,444
3/31/2020	$11,543	$11,986	$14,182
4/30/2020	$13,408	$13,771	$16,061
5/31/2020	$15,330	$15,072	$16,919
6/30/2020	$16,287	$15,651	$17,306
7/31/2020	$17,450	$16,189	$18,289
8/31/2020	$18,647	$17,139	$19,614
9/30/2020	$18,779	$16,771	$18,900
10/31/2020	$19,092	$16,899	$18,492
11/30/2020	$21,749	$19,879	$20,741
12/31/2020	$24,127	$21,737	$21,675
1/31/2021	$24,165	$22,785	$21,578
2/28/2021	$25,938	$23,537	$22,253
3/31/2021	$25,390	$22,797	$23,050
4/30/2021	$26,644	$23,294	$24,238
5/31/2021	$25,372	$22,628	$24,349
6/30/2021	$26,050	$23,690	$24,949
7/31/2021	$25,725	$22,827	$25,371
8/31/2021	$26,514	$23,242	$26,095
9/30/2021	$25,650	$22,351	$24,924
10/31/2021	$26,291	$23,397	$26,610
11/30/2021	$24,694	$22,254	$26,205
12/31/2021	$25,321	$22,353	$27,236
1/31/2022	$21,863	$19,357	$25,634
2/28/2022	$22,528	$19,442	$24,988
3/31/2022	$22,778	$19,530	$25,799
4/30/2022	$19,867	$17,134	$23,484
5/31/2022	$18,964	$16,811	$23,452
6/30/2022	$17,372	$15,770	$21,490
7/31/2022	$19,249	$17,536	$23,506
8/31/2022	$18,869	$17,371	$22,629
9/30/2022	$17,134	$15,808	$20,531
10/31/2022	$18,786	$17,309	$22,214
11/30/2022	$19,225	$17,590	$23,374
12/31/2022	$18,152	$16,461	$22,005
1/31/2023	$20,020	$18,099	$23,521
2/28/2023	$19,515	$17,903	$22,971
3/31/2023	$18,758	$17,461	$23,585
4/30/2023	$18,278	$17,258	$23,837
5/31/2023	$18,291	$17,261	$23,929
6/30/2023	$19,844	$18,692	$25,563
7/31/2023	$20,652	$19,566	$26,480
8/31/2023	$19,604	$18,548	$25,968
9/30/2023	$18,278	$17,324	$24,731
10/31/2023	$16,663	$15,988	$24,076
11/30/2023	$18,493	$17,444	$26,321
12/31/2023	$20,614	$19,533	$27,717
1/31/2024	$20,500	$18,906	$28,024
2/29/2024	$23,050	$20,442	$29,541
3/31/2024	$23,201	$21,014	$30,494
4/30/2024	$21,624	$19,396	$29,152
5/31/2024	$21,952	$20,434	$30,530
6/30/2024	$21,889	$20,400	$31,475

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	10.30%	8.00%	8.76%
Class A with Load	4.27%	6.79%	8.15%
Russell 2000 Growth Index	9.14%	6.17%	7.39%
Russell 3000 Index TR (USD)	23.13%	14.14%	12.15%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788
Holdings Count | Holding	86	86	86	86	86	86	86	86	86	86	86	86
Advisory Fees Paid, Amount		$ 713,521
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$133,314,788
# of Portfolio Holdings	86
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$713,521

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	28.3%
Health Care	23.2%
Industrials	14.3%
Consumer Discretionary	12.7%
Financials	5.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Medpace Holdings, Inc.	3.1%
Pure Storage, Inc., Class A	2.7
Universal Display Corp.	2.4
Ryman Hospitality Properties, Inc.	2.4
RadNet, Inc.	2.2

Material Fund Change [Text Block]
C000008209
Shareholder Report [Line Items]
Fund Name		UBS U.S. Small Cap Growth Fund
Class Name		Class P
Trading Symbol		BISCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS U.S. Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$106	1.01%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary:

What worked:

Stock selection within the Information Technology and Health Care sectors was positive for performance, while overweighting Information Technology and underweighting Utilities also contributed to results.

• Medpace (MEDP), a full-service clinical research organization, outperformed on the back of strong demand for clinical services and an improved biotech funding outlook.

• Pure Storage (PSTG), an all-flash enterprise storage provider, outperformed after quarterly earnings reports suggested that the transition to storage-as-a-service is resonating with large enterprises.

• Viking Therapeutics (VKTX), a biopharmaceutical company focused on developing therapeutics for patients suffering from metabolic and endocrine disorders, advanced after the company reported strong efficacy data in its Phase 2 trial of the company’s GLP-1/GIP dual agonist weight loss drug.

What didn't work:

Stock selection within Industrials and Financials sectors was negative for performance while underweighting Financials and Consumer Staples also detracted from returns.

• MicroStrategy (MSTR), a provider of business intelligence software and services, has been acquiring bitcoin for many years and shares of the stock moved higher as the price of bitcoin surged during the period. The Fund does not own shares of MicroStrategy.

• Inspire Medical Systems (INSP), a developer of implantable neurostimulation systems to treat obstructive sleep apnea, declined after reporting a deceleration in US sales growth.

• Treace Medical Concepts (TMCI), an orthopedic medical device company, underperformed after the company revised down its full year guidance to reflect an increasingly competitive landscape for lapiplasty products.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2000 Growth Index	Russell 3000 Index TR (USD)
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,500	$9,394	$9,803
8/31/2014	$10,092	$9,918	$10,214
9/30/2014	$9,508	$9,387	$10,001
10/31/2014	$10,004	$9,969	$10,276
11/30/2014	$10,046	$10,034	$10,525
12/31/2014	$10,457	$10,331	$10,525
1/31/2015	$10,064	$10,095	$10,232
2/28/2015	$10,771	$10,822	$10,825
3/31/2015	$11,002	$11,016	$10,715
4/30/2015	$10,655	$10,692	$10,763
5/31/2015	$11,177	$11,085	$10,912
6/30/2015	$11,593	$11,234	$10,729
7/31/2015	$11,422	$11,280	$10,909
8/31/2015	$10,364	$10,425	$10,250
9/30/2015	$9,801	$9,767	$9,952
10/31/2015	$10,240	$10,321	$10,738
11/30/2015	$10,651	$10,699	$10,797
12/31/2015	$10,220	$10,189	$10,576
1/31/2016	$8,798	$9,085	$9,979
2/29/2016	$8,365	$9,020	$9,976
3/31/2016	$9,049	$9,711	$10,678
4/30/2016	$9,255	$9,808	$10,744
5/31/2016	$9,486	$10,073	$10,936
6/30/2016	$9,577	$10,026	$10,959
7/31/2016	$10,301	$10,682	$11,394
8/31/2016	$10,351	$10,795	$11,423
9/30/2016	$10,557	$10,951	$11,441
10/31/2016	$9,984	$10,270	$11,193
11/30/2016	$10,964	$11,189	$11,694
12/31/2016	$10,904	$11,342	$11,922
1/31/2017	$11,246	$11,526	$12,147
2/28/2017	$11,484	$11,808	$12,599
3/31/2017	$11,603	$11,948	$12,607
4/30/2017	$11,702	$12,168	$12,741
5/31/2017	$11,702	$12,058	$12,871
6/30/2017	$11,883	$12,473	$12,987
7/31/2017	$11,800	$12,579	$13,232
8/31/2017	$11,681	$12,564	$13,258
9/30/2017	$12,257	$13,248	$13,581
10/31/2017	$12,485	$13,454	$13,877
11/30/2017	$12,952	$13,840	$14,299
12/31/2017	$13,024	$13,856	$14,442
1/31/2018	$13,693	$14,396	$15,203
2/28/2018	$13,509	$13,986	$14,642
3/31/2018	$13,608	$14,174	$14,349
4/30/2018	$13,647	$14,188	$14,403
5/31/2018	$14,940	$15,082	$14,810
6/30/2018	$15,032	$15,200	$14,907
7/31/2018	$15,052	$15,461	$15,401
8/31/2018	$16,739	$16,423	$15,942
9/30/2018	$16,431	$16,039	$15,968
10/31/2018	$14,330	$14,010	$14,793
11/30/2018	$14,323	$14,229	$15,089
12/31/2018	$12,442	$12,566	$13,685
1/31/2019	$14,053	$14,017	$14,859
2/28/2019	$14,997	$14,922	$15,382
3/31/2019	$14,975	$14,721	$15,606
4/30/2019	$15,604	$15,169	$16,230
5/31/2019	$14,521	$14,043	$15,179
6/30/2019	$15,970	$15,125	$16,246
7/31/2019	$16,380	$15,273	$16,487
8/31/2019	$15,875	$14,614	$16,151
9/30/2019	$14,828	$14,494	$16,434
10/31/2019	$15,136	$14,906	$16,788
11/30/2019	$16,102	$15,784	$17,426
12/31/2019	$16,169	$16,145	$17,929
1/31/2020	$16,059	$15,968	$17,910
2/29/2020	$15,026	$14,815	$16,444
3/31/2020	$12,389	$11,986	$14,182
4/30/2020	$14,400	$13,771	$16,061
5/31/2020	$16,466	$15,072	$16,919
6/30/2020	$17,507	$15,651	$17,306
7/31/2020	$18,751	$16,189	$18,289
8/31/2020	$20,043	$17,139	$19,614
9/30/2020	$20,191	$16,771	$18,900
10/31/2020	$20,528	$16,899	$18,492
11/30/2020	$23,392	$19,879	$20,741
12/31/2020	$25,953	$21,737	$21,675
1/31/2021	$25,996	$22,785	$21,578
2/28/2021	$27,915	$23,537	$22,253
3/31/2021	$27,333	$22,797	$23,050
4/30/2021	$28,687	$23,294	$24,238
5/31/2021	$27,324	$22,628	$24,349
6/30/2021	$28,062	$23,690	$24,949
7/31/2021	$27,715	$22,827	$25,371
8/31/2021	$28,566	$23,242	$26,095
9/30/2021	$27,646	$22,351	$24,924
10/31/2021	$28,340	$23,397	$26,610
11/30/2021	$26,630	$22,254	$26,205
12/31/2021	$27,309	$22,353	$27,236
1/31/2022	$23,584	$19,357	$25,634
2/28/2022	$24,303	$19,442	$24,988
3/31/2022	$24,582	$19,530	$25,799
4/30/2022	$21,448	$17,134	$23,484
5/31/2022	$20,471	$16,811	$23,452
6/30/2022	$18,764	$15,770	$21,490
7/31/2022	$20,793	$17,536	$23,506
8/31/2022	$20,385	$17,371	$22,629
9/30/2022	$18,506	$15,808	$20,531
10/31/2022	$20,299	$17,309	$22,214
11/30/2022	$20,782	$17,590	$23,374
12/31/2022	$19,630	$16,461	$22,005
1/31/2023	$21,651	$18,099	$23,521
2/28/2023	$21,109	$17,903	$22,971
3/31/2023	$20,296	$17,461	$23,585
4/30/2023	$19,777	$17,258	$23,837
5/31/2023	$19,800	$17,261	$23,929
6/30/2023	$21,482	$18,692	$25,563
7/31/2023	$22,351	$19,566	$26,480
8/31/2023	$21,233	$18,548	$25,968
9/30/2023	$19,800	$17,324	$24,731
10/31/2023	$18,050	$15,988	$24,076
11/30/2023	$20,037	$17,444	$26,321
12/31/2023	$22,340	$19,533	$27,717
1/31/2024	$22,227	$18,906	$28,024
2/29/2024	$24,992	$20,442	$29,541
3/31/2024	$25,162	$21,014	$30,494
4/30/2024	$23,457	$19,396	$29,152
5/31/2024	$23,818	$20,434	$30,530
6/30/2024	$23,751	$20,400	$31,475

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	10.56%	8.26%	9.04%
Russell 2000 Growth Index	9.14%	6.17%	7.39%
Russell 3000 Index TR (USD)	23.13%	14.14%	12.15%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788	$ 133,314,788
Holdings Count | Holding	86	86	86	86	86	86	86	86	86	86	86	86
Advisory Fees Paid, Amount		$ 713,521
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$133,314,788
# of Portfolio Holdings	86
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$713,521

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	28.3%
Health Care	23.2%
Industrials	14.3%
Consumer Discretionary	12.7%
Financials	5.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Medpace Holdings, Inc.	3.1%
Pure Storage, Inc., Class A	2.7
Universal Display Corp.	2.4
Ryman Hospitality Properties, Inc.	2.4
RadNet, Inc.	2.2

Material Fund Change [Text Block]
C000220415
Shareholder Report [Line Items]
Fund Name		UBS US Quality Growth At Reasonable Price Fund
Class Name		Class P
Trading Symbol		QGRPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS US Quality Growth At Reasonable Price Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number		1-800-647-1568
Additional Information Website		http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$59	0.51%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within the consumer discretionary and health care sectors were meaningful contributors to performance relative to the Russell 1000 Growth Index.

• Within sectors, our industrials underweight was a modest contributor to performance.

• Several holdings were beneficial for absolute performance, including:

     • While artificial intelligence adoption remains in its early days, Microsoft appears to be a leader in monetizing its vast amount of data across its Office platform and leading Azure cloud offering.

     • Amazon.com stock rallied on significant operating margin improvement in its e-commerce segment. Its shares also benefitted from a stabilization in the company’s Amazon Web Services cloud segment growth.

     • Shares of Alphabet benefited from strong digital advertising markets leading to better Search and YouTube revenues. Improved sentiment in the company’s AI offerings also supported shares.

What didn’t work:

• Stock selection within technology was a meaningful detractor from relative performance.

• Within sectors, our underweight to technology and overweight to financials detracted from performance.

• Several individual holdings weighed on absolute performance, including:

     • A difficult consumer spending environment for apparel and greater competition pressured shares of NIKE. Given continued revenue growth headwinds, we removed the company from the portfolio in April 2024.

     • Rockwell Automation shares fell amid uneven execution and struggling industrial automation trends. We removed the company in April 2024.

     •  Honeywell stock underperformed given continued weakness in its more economically sensitive “short-cycle” businesses, despite strength in its aerospace segment. We removed the company in February 2024.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000 Growth Index	S&P 500 Index
7/31/2020	$10,260	$10,257	$10,385
8/31/2020	$11,060	$11,315	$11,131
9/30/2020	$10,600	$10,783	$10,708
10/31/2020	$10,350	$10,417	$10,423
11/30/2020	$11,210	$11,483	$11,564
12/31/2020	$11,463	$12,011	$12,009
1/31/2021	$11,222	$11,923	$11,888
2/28/2021	$11,332	$11,920	$12,215
3/31/2021	$11,884	$12,125	$12,750
4/30/2021	$12,797	$12,950	$13,431
5/31/2021	$12,637	$12,770	$13,525
6/30/2021	$13,149	$13,572	$13,840
7/31/2021	$13,681	$14,019	$14,169
8/31/2021	$14,082	$14,543	$14,600
9/30/2021	$13,309	$13,729	$13,921
10/31/2021	$14,293	$14,918	$14,896
11/30/2021	$14,313	$15,009	$14,793
12/31/2021	$14,809	$15,326	$15,456
1/31/2022	$13,837	$14,011	$14,656
2/28/2022	$13,083	$13,416	$14,218
3/31/2022	$13,445	$13,940	$14,745
4/30/2022	$12,122	$12,257	$13,460
5/31/2022	$11,967	$11,972	$13,484
6/30/2022	$11,037	$11,024	$12,371
7/31/2022	$12,287	$12,347	$13,512
8/31/2022	$11,616	$11,772	$12,961
9/30/2022	$10,458	$10,627	$11,767
10/31/2022	$11,120	$11,248	$12,720
11/30/2022	$11,709	$11,761	$13,431
12/31/2022	$11,023	$10,861	$12,657
1/31/2023	$11,660	$11,766	$13,452
2/28/2023	$11,284	$11,626	$13,124
3/31/2023	$12,025	$12,421	$13,606
4/30/2023	$12,339	$12,543	$13,818
5/31/2023	$12,610	$13,115	$13,878
6/30/2023	$13,309	$14,012	$14,795
7/31/2023	$13,612	$14,484	$15,271
8/31/2023	$13,570	$14,354	$15,027
9/30/2023	$12,944	$13,573	$14,311
10/31/2023	$12,986	$13,380	$14,010
11/30/2023	$14,364	$14,839	$15,289
12/31/2023	$14,938	$15,496	$15,984
1/31/2024	$15,389	$15,882	$16,253
2/29/2024	$16,364	$16,966	$17,121
3/31/2024	$16,489	$17,264	$17,671
4/30/2024	$15,787	$16,532	$16,950
5/31/2024	$16,416	$17,522	$17,790
6/30/2024	$17,433	$18,703	$18,428

Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/9/20
Class P	30.98%	15.00%
Russell 1000 Growth Index	33.48%	17.06%
S&P 500 Index	24.56%	16.62%

Performance Inception Date								Jul. 09, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 287,283,849	$ 287,283,849	$ 287,283,849	$ 287,283,849	$ 287,283,849	$ 287,283,849	$ 287,283,849	$ 287,283,849	$ 287,283,849	$ 287,283,849	$ 287,283,849	$ 287,283,849
Holdings Count | Holding	36	36	36	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount		$ 467,496
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$287,283,849
# of Portfolio Holdings	36
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$467,496

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	43.0%
Consumer Discretionary	14.3%
Health Care	11.9%
Communication Services	11.9%
Financials	8.3%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	13.4%
Apple, Inc.	8.4
Amazon.com, Inc.	8.3
Alphabet, Inc., Class A	6.0
Meta Platforms, Inc., Class A	5.9

Material Fund Change [Text Block]